UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02405, 811-09739 and 811-21434

Name of Fund: BlackRock Balanced Capital Fund, Inc., Master Large Cap Core Portfolio of Master Large Cap Series LLC and Master Total Return Portfolio of Master Bond LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Balanced Capital Fund, Inc., Master Large Cap Core Portfolio of Master Large Cap Series LLC and Master Total Return Portfolio of Master Bond LLC, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2010

Date of reporting period: 03/31/2010

Item 1 – Report to Stockholders

BlackRock Balanced Capital Fund, Inc.

SEMI-ANNUAL REPORT MARCH 31, 2010 | (UNAUDITED)

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

2	BLACKROCK BALANCED CAPITAL FUND, INC.	MARCH 31, 2010

Dear Shareholder

The past year has seen a remarkable turnaround from the conditions that plagued the global economy and financial markets in 2008 through early 2009. In our opinion, the “Great Recession” likely ended at some point last summer, thanks primarily to massive fiscal and monetary stimulus. From that point, the global economy has moved into recovery mode and, we believe, is getting ready to start transitioning into an expansion.

Global equity markets bottomed in early 2009 and since that time have soared dramatically higher as investors were lured back into the markets by depressed valuations, desire for higher yields and increasing confidence that all-out financial disaster had been averted. There have been several corrections along the way and volatility levels have remained elevated — reflections of mixed economic data, lingering deflation issues (especially in Europe) and concerns over the future direction of interest rates. On balance, however, strong corporate earnings and a positive macro backdrop have helped keep the equity bull market intact. From a geographic perspective, US equities have generally outpaced their international counterparts in recent months, as the domestic economic recovery has been more pronounced.

Within fixed income markets, improving economic conditions, concerns over the US deficit and a lack of demand at recent Treasury auctions have recently conspired to push Treasury yields higher (and prices correspondingly lower). In this environment, Treasuries have dramatically underperformed other areas of the bond market, particularly the high yield sector, which has been benefiting from increased investor demand. Meanwhile, municipal bonds outperformed taxable sectors over the twelve-month period thanks to continued high demand levels, but have struggled in recent months against a weak fundamental backdrop marked by ongoing state and local budget problems. As in the taxable arena, high yield municipals have been outperforming the rest of the market.

Regarding cash investments, yields on money market securities remain near all-time lows (producing returns only marginally above zero percent), with the Federal Open Market Committee reiterating that economic circumstances are likely to necessitate an accommodative interest rate stance for an “extended period.”

Against this backdrop, the major market averages posted the following returns:

Total Returns as of March 31, 2010	6-month	12-month

US equities (S&P 500 Index)	11.75%	49.77%

Small cap US equities (Russell 2000 Index)	13.07	62.76

International equities (MSCI Europe, Australasia, Far East Index)	3.06	54.44

3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.05	0.17

US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	(2.62)	(6.30)

Taxable fixed income (Barclays Capital US Aggregate Bond Index)	1.99	7.69

Tax-exempt fixed income (Barclays Capital Municipal Bond Index)	0.28	9.69

High yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	10.97	55.64

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

Global financial markets continue to show signs of improvement, but questions about the strength and sustainability of the recovery abound. Through periods of uncertainty, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. For additional market perspective and investment insight, visit www.blackrock.com/shareholdermagazine, where you’ll find the most recent issue of our award-winning Shareholder® magazine, as well as its quarterly companion newsletter, Shareholder Perspectives. As always, we thank you for entrusting BlackRock with your investments, and we look forward to your continued partnership in the months and years ahead.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of March 31, 2010

Portfolio Management Commentary

How did the Fund perform?

•

For the six-month period ended March 31,2010, the Fund, through its investment in Master Large Cap Core Portfolio of Master Large Cap Series LLC (“equity allocation”) and Master Total Return Portfolio of Master Bond LLC (“fixed income allocation’), outperformed its blended benchmark, a 60%/40% composite of the Russell 1000 Index and the Barclays Capital US Aggregate Bond Index, respectively. Fund results also outpaced the fixed income benchmark, the Barclays Capital US Aggregate Bond Index, but trailed the all-equity benchmark, the Russell 1000 Index.

What factors influenced performance?

•

Broadly speaking, the Fund benefited overall from being overweight in equities and underweight in fixed income. Over the course of the period, the Fund had an average overweight in equity allocation of 2.5%. Strong performance within the Fund’s fixed income allocation was also a strong contributor, due primarily to overweight exposure to high-quality non-government spread sectors, including non-agency mortgage-backed securities (MBS), commercial mortgage-backed securities (CMBS), asset-backed securities (ABS) and investment-grade credit, which continued to benefit from ongoing US government support, improving economic conditions and increased investor risk appetite.

•

The Fund’s equity allocation had a slight negative effect on performance over the six-month period, largely as a result of underperformance in October and November 2009. The Fund manager’s bias for high-quality names hurt equity performance throughout most of 2009 as the market rewarded lower-quality, more cyclically-oriented companies. However, this strategy proved advantageous during the latter half of the reporting period.

Describe recent portfolio activity.

•	In early November, the Fund’s manager modestly reduced the Fund’s equity overweight and reallocated this capital to the fixed income segment.

Describe Fund positioning at period end.

•	At period end, the Fund was modestly overweight relative to the blended benchmark in equities (by approximately 2.5%), while it was underweight in fixed income.

•

The Fund’s equity segment maintains a bias for high-quality names, favoring, in particular, companies with premier US and global franchises, balance sheet strength and good earnings visibility. It remains underweight in financials due to risk and uncertainty, and has selective exposure to lower-quality cyclicals with healthy balance sheets. On a sector basis, the largest overweight positions relative to the Russell 1000 Index were in health care, materials and consumer discretionary, while the largest underweights included financials, consumer staples and information technology.

•

The Fund’s fixed income segment is generally underweight in government-related sectors in favor of non-government spread sectors. Within government sectors, the segment is underweight in US Treasuries, agencies and FDIC-guaranteed debt, while holding an overweight in non-US government-guaranteed debt. Within the non-government sectors, the segment is overweight in AAA-rated (as rated by Standard & Poor’s) CMBS, ABS and investment-grade corporate debt. Out-of-index allocations to non-agency MBS and high yield corporates are also held. At period end, the fixed income segment had a short duration relative to the Barclays Capital US Aggregate Bond Index, with a slight yield curve flattening bias.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	BLACKROCK BALANCED CAPITAL FUND, INC.	MARCH 31, 2010

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees, if any. Institutional Shares do not have a sales charge.

[2]	The Fund, through a fully managed investment policy, utilizes equity, debt and convertible securities.

[3]

This unmanaged index is a widely recognized market weighted index comprised of investment grade corporate bonds, rated BBB or better, mortgages and US Treasury and government agency issues with at least one year to maturity.

[4]

This unmanaged broad-based index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

[5]	The Fund compares its performance to that of a customized weighted index comprised of the returns of the Russell 1000 Index (60%) and Barclays Capital US Aggregate Bond Index (40%).

Performance Summary for the Period Ended March 31, 2010

		Average Annual Total Returns[6]

		1 Year		5 Years		10 Years

	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge

Institutional	9.17%	33.82%	N/A	2.62%	N/A	2.62%	N/A
Investor A	8.98	33.40	26.39%	2.33	1.23%	2.35	1.80%
Investor B	8.45	32.16	27.66	1.45	1.16	1.70	1.70
Investor C	8.56	32.31	31.31	1.52	1.52	1.55	1.55
Class R	8.74	32.81	N/A	1.96	N/A	2.11	N/A
Barclays Capital US Aggregate Bond Index	1.99	7.69	N/A	5.44	N/A	6.29	N/A
Russell 1000 Index	12.11	51.60	N/A	2.31	N/A	(0.36)	N/A
60% Russell 1000 Index/40% Barclays Capital US Aggregate Bond Index	8.10	32.65	N/A	3.89	N/A	2.61	N/A

[6]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 6 for a detailed description of share classes, including any related sales charges and fees.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

BLACKROCK BALANCED CAPITAL FUND, INC.	MARCH 31, 2010	5

About Fund Performance

•	Institutional Shares are not subject to any sales charge. Institutional Shares bear no ongoing distribution or service fees and are available only to eligible investors.

•	Investor A Shares incur a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee).

•

Investor B Shares are subject to a maximum contingent deferred sales charge of 4.50% declining to 0% after six years. In addition, Investor B Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.) All returns for periods greater than eight years reflect this conversion. Investor B Shares of the Fund are only available for purchase through exchanges, dividend reinvestments, or for purchase by certain qualified employee benefit plans.

•

Investor C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase. In addition, Investor C Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year.

•

Class R Shares do not incur a maximum initial sales charge (front-end load) or deferred sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. Class R Shares are available only to certain retirement plans. Prior to January 3, 2003, Class R Share performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect Class R Share fees.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance table on the previous page assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund’s investment advisor waived a portion of its investment advisory fee. Without such waiver, the Fund’s performance would have been lower.

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses, including advisory fees, service and distribution fees including 12b-1 fees and other Fund expenses. The expense example shown below (which is based on a hypothetical investment of $1,000 invested on October 1, 2009 and held through March 31, 2010) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

	Actual			Hypothetical[2]

	Beginning Account Value October 1, 2009	Ending Account Value March 31, 2010	Expenses Paid During the Period[1]	Beginning Account Value October 1, 2009	Ending Account Value March 31, 2010	Expenses Paid During the Period[1]

Institutional	$1,000	$1,091.70	$3.81	$1,000	$1,021.26	$3.68
Investor A	$1,000	$1,089.80	$5.47	$1,000	$1,019.66	$5.29
Investor B	$1,000	$1,084.50	$10.60	$1,000	$1,014.73	$10.25
Investor C	$1,000	$1,085.60	$9.62	$1,000	$1,015.68	$9.30
Class R	$1,000	$1,087.40	$7.75	$1,000	$1,017.47	$7.49

[1]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.73% for Institutional, 1.05% for Investor A, 2.04% for Investor B, 1.85% for Investor C and 1.49% for Class R), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown). Because the Fund invests significantly in Master portfolios, the expense table example reflects the expenses of both the Fund and the Master Portfolios in which it invests.

[2]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

6	BLACKROCK BALANCED CAPITAL FUND, INC.	MARCH 31, 2010

The Benefits and Risks of Leveraging

Master Total Return Portfolio of Master Bond LLC (the “Master Bond LLC”) may utilize leverage to seek to enhance its yield. However, this objective cannot be achieved in all interest rate environments.

The Master Bond LLC may utilize leverage through borrowings, including participation in the Term Asset-Backed Securities Loan Facility (“TALF”), or through entering into reverse repurchase agreements and treasury rolls. In general, the concept of leveraging is based on the premise that the cost of assets to be obtained from leverage will be based on short-term interest rates, which normally will be lower than the income earned by the Master Bond LLC on its longer-term portfolio investments. To the extent that the total assets of the Master Bond LLC (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, the Master Bond LLC’s investors will benefit from the incremental net income.

Furthermore, the value of the Master Bond LLC’s investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of portfolio investments. Changes in interest rates can influence the Master Bond LLC’s NAV positively or negatively in addition to the impact on the Master Bond LLC’s performance from leverage.

The use of leverage may enhance opportunities for increased income to the Master Bond LLC, but as described above, it also creates risks as short-or long-term interest rates fluctuate. If the income derived from securities purchased with assets received from leverage exceeds the cost of leverage, the Master Bond LLC’s net income will be greater than if leverage had not been used. Conversely, if the income from the securities purchased is not sufficient to cover the cost of leverage, the Master Bond LLC’s net income will be less than if leverage had not been used. The Master Bond LLC may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments which may cause the Master Bond LLC to incur losses. The use of leverage may limit the Master Bond LLC’s ability to invest in certain types of securities or use certain types of hedging strategies. The Master Bond LLC will incur expenses in connection with the use of leverage, all of which are borne by Master Bond LLC investors and may reduce income.

Derivative Financial Instruments

Master Bond LLC may invest in various derivative instruments, including financial futures contracts, swaps, options and foreign currency exchange contracts, as specified in Note 2 of the Notes to Financial Statements of the Master Bond LLC, which may constitute forms of economic leverage. Such instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market, credit, interest rate and/or foreign currency exchange rate risks. Such derivative instruments involve risks, including the imperfect correlation between the value of a derivative instrument and the underlying asset, possible default of the other party to the transaction and illiquidity of the derivative instrument. The Master Bond LLC’s ability to successfully use a derivative instrument depends on the investment advisor’s ability to accurately predict pertinent market movements, which cannot be assured. The use of derivative instruments may result in losses greater than if they had not been used, may require the Master Bond LLC to sell or purchase portfolio securities at inopportune times or distressed values, may limit the amount of appreciation the Master Bond LLC can realize on an investment or may cause the Master Bond LLC to hold a security that it might otherwise sell. The Master Bond LLC’s investments in these instruments are discussed in detail in the Notes to Financial Statements of Master Bond LLC.

BLACKROCK BALANCED CAPITAL FUND, INC.	MARCH 31, 2010	7

Statement of Assets and Liabilities

March 31, 2010 (Unaudited)

Assets

Investment in Master Large Cap Core Portfolio of Master Large Cap Series LLC (“Master Large Cap LLC”)[1] (cost — $654,426,795)	$780,443,679
Investment in Master Total Return Portfolio of Master Bond LLC (“Master Bond LLC”)[1] (cost — $465,373,521)	460,715,398
Capital shares sold receivable	10,782,674
Dividends receivable	341,901
Interest receivable — affiliated	10
Prepaid expenses	51,415

Total assets	1,252,335,077

Liabilities

Capital shares redeemed payable	28,119,312
Bank overdraft	628,744
Service and distribution fees payable	179,258
Investment advisory fees payable	116,897
Other affiliates payable	68,851
Officer’s and Directors’ fees payable	922
Other accrued expenses payable	301,463
Other liabilities	533

Total liabilities	29,415,980

Net Assets	$1,222,919,097

Net Assets Consist of

Paid-in capital	$1,229,027,886
Undistributed net investment income	5,855,866
Accumulated net realized loss	(133,339,565)
Net unrealized appreciation/depreciation	121,374,910

Net Assets	$1,222,919,097

Net Asset Value

Institutional — Based on net assets of $604,471,436 and 29,327,831 shares outstanding, 400 million shares authorized, $0.10 par value	$20.61

Investor A — Based on net assets of $528,558,187 and 25,735,712 shares outstanding, 200 million shares authorized, $0.10 par value	$20.54

Investor B — Based on net assets of $19,178,007 and 961,492 shares outstanding, 500 million shares authorized, $0.10 par value	$19.95

Investor C — Based on net assets of $61,815,425 and 3,236,897 shares outstanding, 200 million shares authorized, $0.10 par value	$19.10

Class R — Based on net assets of $8,896,042 and 452,264 shares outstanding, 500 million shares authorized, $0.10 par value	$19.67

[1]	Master Total Return Portfolio and Master Large Cap Core Portfolio are collectively referred to as the Master Portfolios.

See Notes to Financial Statements.

8	BLACKROCK BALANCED CAPITAL FUND, INC.	MARCH 31, 2010

Statement of Operations

Six Months Ended March 31, 2010 (Unaudited)

Investment Income

Income — affiliated	$1,288
Net investment income allocated from the Master Portfolios:
Interest	12,311,126
Dividends	6,795,729
Securities lending — affiliated	38,708
Income — affiliated	1,487
Expenses	(2,995,357)

Total income	16,152,981

Expenses

Investment advisory	2,640,984
Service — Investor A	657,209
Service and distribution — Investor B	105,679
Service and distribution — Investor C	305,389
Service and distribution — Class R	22,331
Transfer agent — Institutional	327,899
Transfer agent — Investor A	448,068
Transfer agent — Investor B	43,696
Transfer agent — Investor C	67,934
Transfer agent — Class R	15,942
Professional	95,421
Printing	80,709
Registration	33,625
Officer and Directors	22,795
Custodian	1,465
Miscellaneous	23,636

Total expenses	4,892,782
Less fees waived by advisor	(1,978,527)

Total expenses after fees waived	2,914,255

Net investment income	13,238,726

Realized and Unrealized Gain (Loss)

Net realized gain from:
Litigation proceeds	3,547,598
Foreign currency transactions	2,000
Allocations from the Master Portfolios from investments, financial futures contracts, swaps, options written and foreign currency transactions	59,439,809

62,989,407

Net change in unrealized appreciation/depreciation on:
Foreign currency transactions	(5,972)
Allocations from the Master Portfolios from investments, financial futures contracts, swaps, options written and foreign currency transactions	32,000,163

31,994,191

Total realized and unrealized gain	94,983,598

Net Increase in Net Assets Resulting from Operations	$108,222,324

See Notes to Financial Statements.

BLACKROCK BALANCED CAPITAL FUND, INC.	MARCH 31, 2010	9

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets:	Six Months Ended March 31, 2010 (Unaudited)	Year Ended September 30, 2009

Operations

Net investment income	$13,238,726	$35,038,450
Net realized gain (loss)	62,989,407	(183,503,196)
Net change in unrealized appreciation/depreciation	31,994,191	52,251,616

Net increase (decrease) in net assets resulting from operations	108,222,324	(96,213,130)

Dividends and Distributions to Shareholders From

Net investment income:
Institutional	(9,694,363)	(21,167,458)
Investor A	(7,326,957)	(15,847,672)
Investor B	(189,437)	(645,218)
Investor C	(683,237)	(1,576,216)
Class R	(106,076)	(245,238)
Net realized gain:
Institutional	—	(38,631,077)
Investor A	—	(31,696,565)
Investor B	—	(2,333,091)
Investor C	—	(4,249,121)
Class R	—	(509,733)

Net decrease in net assets resulting from dividends and distributions to shareholders	(18,000,070)	(116,901,389)

Capital Share Transactions

Decrease in net assets derived from capital share transactions	(117,751,239)	(132,197,389)

Net Assets

Total decrease in net assets	(27,528,985)	(345,311,908)
Beginning of period	1,250,448,082	1,595,759,990

End of period	$1,222,919,097	$1,250,448,082

Undistributed net investment income	$5,855,866	$10,617,210

See Notes to Financial Statements.

10	BLACKROCK BALANCED CAPITAL FUND, INC.	MARCH 31, 2010

Financial Highlights

	Institutional

	Six Months Ended March 31, 2010 (Unaudited)
		Year Ended September 30,

		2009	2008	2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$19.17	$21.96	$29.29	$27.71	$27.00	$26.76

Net investment income[1]	0.23	0.54	0.71	0.71	0.63	0.57
Net realized and unrealized gain (loss)	1.51	(1.60)	(5.31)	2.98	2.22	1.57

Net increase (decrease) from investment operations	1.74	(1.06)	(4.60)	3.69	2.85	2.14

Dividends and distributions from:
Net investment income	(0.30)	(0.62)	(0.76)	(0.77)	(0.54)	(0.64)
Net realized gain	—	(1.11)	(1.97)	(1.34)	(1.60)	(1.26)

Total dividends and distributions	(0.30)	(1.73)	(2.73)	(2.11)	(2.14)	(1.90)

Net asset value, end of period	$20.61	$19.17	$21.96	$29.29	$27.71	$27.00

Total Investment Return[2]

Based on net asset value	9.17%[3,4]	(3.53)%[5]	(16.99)%	13.85%	11.24%	8.18%

Ratios to Average Net Assets[6]

Total expenses	1.05%[7]	0.85%	0.58%	0.57%	0.61%	0.61%

Total expenses after fees waived	0.73%[7]	0.64%	0.56%	0.55%	0.59%	0.58%

Net investment income	2.34%[7]	3.12%	2.72%	2.50%	2.40%	2.11%

Supplemental Data

Net assets, end of period (000)	$604,471	$626,711	$806,612	$1,271,031	$1,215,143	$1,340,212

Portfolio turnover of the Fund[8]	—	94%[9]	27%	22%	12%	15%

Portfolio turnover of Master Bond LLC	468%[10]	708%[11]	—	—	—	—

Portfolio turnover of Master Large Cap LLC	73%	168%[12]	—	—	—	—

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]

Includes proceeds received from a settlement of litigation, through its investment in the Fund, which impacted the Fund’s total return. Not including these proceeds, the total return would have been 8.91%.

[5]

Includes proceeds received from a settlement of litigation, through its investment in the Fund and Master Large Cap LLC, which impacted the Fund’s total return. Not including these proceeds, the total return would have been (3.88)%.

[6]	Includes the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[7]	Annualized.

[8]	Excludes transactions in the Master Portfolios.

[9]	Represents portfolio turnover for the period October 1, 2008 to January 30, 2009.

[10]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 345%.

[11]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 469%.

[12]	Represents portfolio turnover for the period November 1, 2008 to September 30, 2009.

See Notes to Financial Statements.

BLACKROCK BALANCED CAPITAL FUND, INC.	MARCH 31, 2010	11

Financial Highlights (continued)

	Investor A

	Six Months Ended March 31, 2010 (Unaudited)
		Year Ended September 30,

		2009	2008	2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$19.11	$21.88	$29.19	$27.63	$26.92	$26.69

Net investment income[1]	0.20	0.48	0.62	0.63	0.57	0.50
Net realized and unrealized gain (loss)	1.50	(1.58)	(5.28)	2.97	2.21	1.56

Net increase (decrease) from investment operations	1.70	(1.10)	(4.66)	3.60	2.78	2.06

Dividends and distributions from:
Net investment income	(0.27)	(0.56)	(0.68)	(0.70)	(0.47)	(0.57)
Net realized gain	—	(1.11)	(1.97)	(1.34)	(1.60)	(1.26)

Total dividends and distributions	(0.27)	(1.67)	(2.65)	(2.04)	(2.07)	(1.83)

Net asset value, end of period	$20.54	$19.11	$21.88	$29.19	$27.63	$26.92

Total Investment Return[2]

Based on net asset value	8.98%[3,4]	(3.79)%[5]	(17.25)%	13.52%	10.98%	7.88%

Ratios to Average Net Assets[6]

Total expenses	1.37%[7]	1.17%	0.88%	0.84%	0.86%	0.85%

Total expenses after fees waived	1.05%[7]	0.95%	0.85%	0.82%	0.84%	0.83%

Net investment income	2.02%[7]	2.80%	2.42%	2.23%	2.15%	1.86%

Supplemental Data

Net assets, end of period (000)	$528,558	$529,120	$655,429	$913,955	$912,518	$965,951

Portfolio turnover of the Fund[8]	—	94%[9]	27%	22%	12%	15%

Portfolio turnover of Master Bond LLC	468%[10]	708%[11]	—	—	—	—

Portfolio turnover of Master Large Cap LLC	73%	168%[12]	—	—	—	—

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]

Includes proceeds received from a settlement of litigation, through its investment in the Fund, which impacted the Fund’s total return. Not including these proceeds, the total return would have been 8.66%.

[5]

Includes proceeds received from a settlement of litigation, through its investment in the Fund and Master Large Cap LLC, which impacted the Fund’s total return. Not including these proceeds, the total return would have been (4.19)%.

[6]	Includes the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[7]	Annualized.

[8]	Excludes transactions in the Master Portfolios.

[9]	Represents portfolio turnover for the period October 1, 2008 to January 30, 2009.

[10]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 345%.

[11]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 469%.

[12]	Represents portfolio turnover for the period November 1, 2008 to September 30, 2009.

See Notes to Financial Statements.

12	BLACKROCK BALANCED CAPITAL FUND, INC.	MARCH 31, 2010

Financial Highlights (continued)

	Investor B

	Six Months Ended March 31, 2010 (Unaudited)
		Year Ended September 30,

		2009	2008	2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$18.56	$21.24	$28.36	$26.87	$26.19	$25.98

Net investment income[1]	0.10	0.32	0.39	0.39	0.35	0.29
Net realized and unrealized gain (loss)	1.46	(1.55)	(5.13)	2.87	2.15	1.52

Net increase (decrease) from investment operations	1.56	(1.23)	(4.74)	3.26	2.50	1.81

Dividends and distributions from:
Net investment income	(0.17)	(0.34)	(0.41)	(0.43)	(0.22)	(0.34)
Net realized gain	—	(1.11)	(1.97)	(1.34)	(1.60)	(1.26)

Total dividends and distributions	(0.17)	(1.45)	(2.38)	(1.77)	(1.82)	(1.60)

Net asset value, end of period	$19.95	$18.56	$21.24	$28.36	$26.87	$26.19

Total Investment Return[2]

Based on net asset value	8.45%[3,4]	(4.69)%[5]	(17.96)%	12.57%	10.10%	7.09%

Ratios to Average Net Assets[6]

Total expenses	2.36%[7]	2.09%	1.75%	1.67%	1.64%	1.63%

Total expenses after fees waived	2.04%[7]	1.90%	1.73%	1.65%	1.61%	1.61%

Net investment income	1.03%[7]	1.93%	1.56%	1.43%	1.35%	1.12%

Supplemental Data

Net assets, end of period (000)	$19,178	$23,963	$51,371	$100,808	$157,581	$286,317

Portfolio turnover of the Fund[8]	—	94%[9]	27%	22%	12%	15%

Portfolio turnover of Master Bond LLC	468%[10]	708%[11]	—	—	—	—

Portfolio turnover of Master Large Cap LLC	73%	168%[12]	—	—	—	—

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]

Includes proceeds received from a settlement of litigation, through its investment in the Fund, which impacted the Fund’s total return. Not including these proceeds, the total return would have been 8.12%.

[5]

Includes proceeds received from a settlement of litigation, through its investment in the Fund and Master Large Cap LLC, which impacted the Fund’s total return. Not including these proceeds, the total return would have been (5.10)%.

[6]	Includes the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[7]	Annualized.

[8]	Excludes transactions in the Master Portfolios.

[9]	Represents portfolio turnover for the period October 1, 2008 to January 30, 2009.

[10]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 345%.

[11]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 469%.

[12]	Represents portfolio turnover for the period November 1, 2008 to September 30, 2009.

See Notes to Financial Statements.

BLACKROCK BALANCED CAPITAL FUND, INC.	MARCH 31, 2010	13

Financial Highlights (continued)

	Investor C

	Six Months Ended March 31, 2010 (Unaudited)
		Year Ended September 30,

		2009	2008	2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$17.79	$20.51	$27.52	$26.17	$25.59	$25.45

Net investment income[1]	0.11	0.32	0.39	0.39	0.34	0.28
Net realized and unrealized gain (loss)	1.40	(1.50)	(4.95)	2.79	2.11	1.48

Net increase (decrease) from investment operations	1.51	(1.18)	(4.56)	3.18	2.45	1.76

Dividends and distributions from:
Net investment income	(0.20)	(0.43)	(0.48)	(0.49)	(0.27)	(0.36)
Net realized gain	—	(1.11)	(1.97)	(1.34)	(1.60)	(1.26)

Total dividends and distributions	(0.20)	(1.54)	(2.45)	(1.83)	(1.87)	(1.62)

Net asset value, end of period	$19.10	$17.79	$20.51	$27.52	$26.17	$25.59

Total Investment Return[2]

Based on net asset value	8.56%[3,4]	(4.56)%[5]	(17.90)%	12.62%	10.13%	7.05%

Ratios to Average Net Assets[6]

Total expenses	2.17%[7]	1.97%	1.67%	1.63%	1.64%	1.63%

Total expenses after fees waived	1.85%[7]	1.76%	1.65%	1.60%	1.61%	1.61%

Net investment income	1.22%[7]	2.00%	1.63%	1.45%	1.37%	1.09%

Supplemental Data

Net assets, end of period (000)	$61,815	$60,461	$72,694	$100,572	$101,175	$113,356

Portfolio turnover of the Fund[8]	—	94%[9]	27%	22%	12%	15%

Portfolio turnover of Master Bond LLC	468%[10]	708%[11]	—	—	—	—

Portfolio turnover of Master Large Cap LLC	73%	168%[12]	—	—	—	—

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]

Includes proceeds received from a settlement of litigation, through its investment in the Fund, which impacted the Fund’s total return. Not including these proceeds, the total return would have been 8.28%.

[5]

Includes proceeds received from a settlement of litigation, through its investment in the Fund and Master Large Cap LLC, which impacted the Fund’s total return. Not including these proceeds, the total return would have been (4.94)%.

[6]	Includes the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[7]	Annualized.

[8]	Excludes transactions in the Master Portfolios.

[9]	Represents portfolio turnover for the period October 1, 2008 to January 30, 2009.

[10]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 345%.

[11]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 469%.

[12]	Represents portfolio turnover for the period November 1, 2008 to September 30, 2009.

See Notes to Financial Statements.

14	BLACKROCK BALANCED CAPITAL FUND, INC.	MARCH 31, 2010

Financial Highlights (concluded)

	Class R

	Six Months Ended March 31, 2010 (Unaudited)
		Year Ended September 30,

		2009	2008	2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$18.31	$21.06	$28.22	$26.81	$26.18	$26.03

Net investment income[1]	0.15	0.38	0.49	0.50	0.49	0.43
Net realized and unrealized gain (loss)	1.44	(1.54)	(5.08)	2.90	2.15	1.52

Net increase (decrease) from investment operations	1.59	(1.16)	(4.59)	3.40	2.64	1.95

Dividends and distributions from:
Net investment income	(0.23)	(0.48)	(0.60)	(0.65)	(0.41)	(0.54)
Net realized gain	—	(1.11)	(1.97)	(1.34)	(1.60)	(1.26)

Total dividends and distributions	(0.23)	(1.59)	(2.57)	(1.99)	(2.01)	(1.80)

Net asset value, end of period	$19.67	$18.31	$21.06	$28.22	$26.81	$26.18

Total Investment Return[2]

Based on net asset value	8.74%[3,4]	(4.25)%[5]	(17.59)%	13.18%	10.70%	7.63%

Ratios to Average Net Assets[6]

Total expenses	1.80%[7]	1.64%	1.31%	1.16%	1.11%	1.11%

Total expenses after fees waived	1.49%[7]	1.42%	1.29%	1.14%	1.09%	1.08%

Net investment income	1.58%[7]	2.29%	1.98%	1.87%	1.91%	1.65%

Supplemental Data

Net assets, end of period (000)	$8,896	$10,194	$9,655	$10,117	$4,805	$4,349

Portfolio turnover of the Fund[8]	—	94%[9]	27%	22%	12%	15%

Portfolio turnover of Master Bond LLC	468%[10]	708%[11]	—	—	—	—

Portfolio turnover of Master Large Cap LLC	73%	168%[12]	—	—	—	—

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]

Includes proceeds received from a settlement of litigation, through its investment in the Fund, which impacted the Fund’s total return. Not including these proceeds, the total return would have been 8.46%.

[5]

Includes proceeds received from a settlement of litigation, through its investment in the Fund and Master Large Cap LLC, which impacted the Fund’s total return. Not including these proceeds, the total return would have been (4.62)%.

[6]	Includes the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[7]	Annualized.

[8]	Excludes transactions in the Master Portfolios.

[9]	Represents portfolio turnover for the period October 1, 2008 to January 30, 2009.

[10]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 345%.

[11]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 469%.

[12]	Represents portfolio turnover for the period November 1, 2008 to September 30, 2009.

See Notes to Financial Statements.

BLACKROCK BALANCED CAPITAL FUND, INC.	MARCH 31, 2010	15

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies:

BlackRock Balanced Capital Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund is organized as a Maryland corporation. The Fund seeks to achieve its investment objective through a fully managed investment policy utilizing equity, fixed income and convertible securities. The Fund invests the fixed income portion of its assets in Master Total Return Portfolio of Master Bond LLC (the “Master Bond LLC”), a mutual fund that has an investment objective and strategy consistent with that of the fixed income portion of the Fund. The Fund invests the equity portion of its assets into Master Large Cap Core Portfolio of Master Large Cap Series LLC (“Master Large Cap LLC”), a mutual fund that has an investment objective and strategy consistent with that of the equity portion of the Fund. Master Total Return Portfolio and Master Large Cap Core Portfolio are collectively referred to as the “Master Portfolios.” The value of the Fund’s investment in the Master Portfolios reflects the Fund’s proportionate interest in the net assets of the Master Portfolios. The percentages of the Master Large Cap LLC and Master Bond LLC owned by the Fund at March 31, 2010 were 19.6% and 14.2%, respectively. The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require the use of management accruals and estimates. Actual results may differ from these estimates. The Fund offers multiple classes of shares. Institutional Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold with a front-end sales charge. Investor B and Investor C Shares may be subject to a contingent deferred sales charge. Class R Shares are sold without a sales charge and only to certain retirement or other similar plans. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A, Investor B, Investor C and Class R Shares bear certain expenses related to the shareholder servicing of such shares, and Investor B, Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Investor B Shares automatically convert to Investor A Shares after approximately 8 years. Investor B Shares are only available for purchase through exchanges, dividend reinvestment or the purchase by certain qualified employee benefit plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B shareholders may vote on material changes to the Investor A distribution plan).

The following is a summary of significant accounting policies followed by the Fund:

Valuation: The Fund records its investments in the Master Portfolios at fair value. Valuation of securities held by the Master Portfolios is discussed in Note 1 of the Master Portfolios’ Notes to Financial Statements, which are included elsewhere in this report.

Fair Value Measurements: Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2010, the Fund’s investments in the Master Portfolios were classified as Level 2. More relevant disclosure regarding fair value measurements relating to the Master Portfolios which are disclosed in the Master Portfolios’ Schedule of Investments are included elsewhere in this report.

Foreign Currency Transactions: Foreign currency amounts are translated into United States dollars on the following basis: (i) market value of investment securities, assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

The Fund reports foreign currency related transactions as components of realized gain (loss) for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions in the Master Portfolios are accounted for on a trade date basis. The Fund records daily its proportionate share of the Master Portfolios’ income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses. Income and realized and unrealized gains and losses on investments are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

16	BLACKROCK BALANCED CAPITAL FUND, INC.	MARCH 31, 2010

Notes to Financial Statements (continued)

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s US federal tax return remains open for the four years ended September 30, 2009.The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending on the jurisdiction. There are no uncertain tax positions that require recognition of a tax liability.

Recent Accounting Standard: In January 2010, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require additional disclosures about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances and settlements in the reconciliation for fair value measurements using significant unobservable inputs (Level 3). It also clarifies existing disclosure requirements relating to the levels of disaggregation for fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2009 and interim periods within those fiscal years except for disclosures about purchases, sales, issuances and settlements in the rollforward of activity in Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010 and interim periods within those fiscal years. The impact of this guidance on the Fund’s financial statements and disclosures is currently being assessed.

Other: Expenses directly related to the Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Fund are allocated daily to each class based on its relative net assets. The Fund has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which if applicable are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”), and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Fund for 1940 Act purposes, but BAC and Barclays are not.

The Fund has entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Fund’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services.

The Manager is responsible for the management of the Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays the Manager a monthly fee at the following annual rates of the Fund’s average daily net assets as follows:

Not exceeding $250 million	0.50%
In excess of $250 million, but not exceeding $300 million	0.45%
In excess of $300 million, but not exceeding $400 million	0.425%
In excess of $400 million	0.40%

The Fund also pays an investment advisory fee to the Manager, which is the investment advisor of Master Bond LLC and Master Large Cap LLC, to the extent it invests in the Master Bond LLC and Master Large Cap LLC. The Manager has contractually agreed to waive its investment advisory fee in the amount the Fund pays in connection with its investments in the Master Portfolios, which is included in fees waived by advisor in the Statement of Operations.

Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Ending Value	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	$(7,075,967)	—	$1,288

The Manager has voluntarily agreed to waive its advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds, however the Manager does not waive its advisory fees by the amount of investment advisory fees through its investment in other affiliated investment companies. This amount is included in fees waived by the advisor in the Statement of Operations.

The Manager has entered into a separate sub-advisory agreement with BlackRock Investment Management, LLC (“BIM”), an affiliate of the Manager, under which the Manager pays BIM for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by the Fund to the Manager.

The Fund has entered into a Distribution Agreement and Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of BlackRock. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

	Service Fee	Distribution Fee

Investor A	0.25%	—
Investor B	0.25%	0.75%
Investor C	0.25%	0.75%
Class R	0.25%	0.25%

BLACKROCK BALANCED CAPITAL FUND, INC.	MARCH 31, 2010	17

Notes to Financial Statements (continued)

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Investor A, Investor B, Investor C and Class R shareholders.

For the six months ended March 31, 2010, affiliates earned underwriting discounts, direct commissions and dealer concessions on sale of the Fund’s Investor A Shares which totaled $3,867. Affiliates received the following contingent deferred sales charges relating to transactions in the following share classes:

Investor A	$99
Investor B	$15,008
Investor C	$881

PNC Global Investment Servicing (U.S.) Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Manager, serves as transfer agent and dividend disbursing agent. Transfer agency fees borne by the Fund are comprised of those fees charged for all shareholder communications including mailing of shareholder reports, dividend and distribution notices, and proxy materials for shareholder meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares, check writing, anti-money laundering services, and customer identification services.

The Manager maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the six months ended March 31, 2010, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations.

Call Center Fees

Institutional	$6,546
Investor A	$10,221
Investor B	$848
Investor C	$1,274
Class R	$87

Certain officers and/or directors of the Fund are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Manager for compensation paid to the Fund’s Chief Compliance Officer.

3. Borrowings:

The Fund, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders, which was renewed until November 2010.The Fund may borrow under the credit agreement to fund shareholder redemptions. Prior to its renewal the credit agreement had the following terms: 0.02% upfront fee on the aggregate commitment amount which was allocated to the Fund based on its net assets as of October 31, 2008; a commitment fee of 0.08% per annum based on the Fund’s pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the Statement of Operations, and interest at a rate equal to the higher of the (a) federal funds effective rate and (b) reserve adjusted one-month LIBOR, plus, in each case, the higher of (i) 1.50% and (ii) 50% of the CDX Index (as defined in the credit agreement) on amounts borrowed. Effective November 2009, the credit agreement was renewed with the following terms: 0.02% upfront fee on the aggregate commitment amount which was allocated to the Fund based on their net assets as of October 31, 2009, a commitment fee of 0.10% per annum on the Fund’s pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of the (a) one-month LIBOR plus 1.25% per annum and (b) the Fed Funds rate plus 1.25% per annum on amounts borrowed. The Fund did not borrow under the credit agreement during the six months ended March 31, 2010.

4. Capital Loss Carryfowards:

As of September 30, 2009, the Fund had a capital loss carryforward of $19,511,269, all of which expires September 30, 2017, available to offset future realized capital gains.

18	BLACKROCK BALANCED CAPITAL FUND, INC.	MARCH 31, 2010

Notes to Financial Statements (concluded)

5. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Six Months Ended March 31, 2010		Year Ended September 30, 2009

	Shares	Amount	Shares	Amount

Institutional

Shares sold	840,917	$16,615,123	2,622,407	$45,182,185
Shares issued to shareholders in reinvestment of dividends and distributions	431,901	8,529,986	3,207,721	53,247,031

Total issued	1,272,818	25,145,109	5,830,128	98,429,216
Shares redeemed	(4,632,396)	(93,033,803)	(9,880,535)	(169,979,844)

Net decrease	(3,359,578)	$(67,888,694)	(4,050,407)	$(71,550,628)

Investor A

Shares sold and automatic conversion of shares	617,080	$12,180,355	2,423,742	$41,677,561
Shares issued to shareholders in reinvestment of dividends and distributions	325,535	6,409,752	2,542,588	42,077,182

Total issued	942,615	18,590,107	4,966,330	83,754,743
Shares redeemed	(2,900,383)	(57,248,163)	(7,229,507)	(125,167,198)

Net decrease	(1,957,768)	$(38,658,056)	(2,263,177)	$(41,412,455)

Investor B

Shares sold	20,885	$402,202	235,285	$3,939,933
Shares issued to shareholders in reinvestment of dividends and distributions	8,055	154,491	158,379	2,533,637

Total issued	28,940	556,693	393,664	6,473,570
Shares redeemed and automatic conversion of shares	(358,822)	(6,868,782)	(1,521,149)	(25,332,797)

Net decrease	(329,882)	$(6,312,089)	(1,127,485)	$(18,859,227)

Investor C

Shares sold	171,258	$3,156,784	1,269,164	$20,807,576
Shares issued to shareholders in reinvestment of dividends and distributions	31,638	580,541	327,945	5,051,475

Total issued	202,896	3,737,325	1,597,109	25,859,051
Shares redeemed	(364,771)	(6,699,642)	(1,742,417)	(27,787,171)

Net decrease	(161,875)	$(2,962,317)	(145,308)	$(1,928,120)

Class R

Shares sold	142,222	$2,685,434	294,035	$4,872,305
Shares issued to shareholders in reinvestment of dividends and distributions	5,618	106,076	47,427	754,844

Total issued	147,840	2,791,510	341,462	5,627,149
Shares redeemed	(252,379)	(4,721,593)	(243,178)	(4,074,108)

Net increase (decrease)	(104,539)	$(1,930,083)	98,284	$1,553,041

6. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BLACKROCK BALANCED CAPITAL FUND, INC.	MARCH 31, 2010	19

Portfolio Summary	Master Large Cap Core Portfolio

As of March 30, 2010

Sector Allocation	Percent of Long-Term Investments

Health Care	19%
Information Technology	15
Consumer Discretionary	13
Energy	13
Materials	11
Industrials	10
Consumer Staples	8
Financials	5
Utilities	4
Telecommunication Services	2

Ten Largest Holdings	Percent of Long-Term Investments

Microsoft Corp.	3%
International Business Machines Corp.	2
Exxon Mobil Corp.	2
ConocoPhillips	2
Amgen, Inc.	2
Verizon Communications, Inc.	1
Freeport-McMoRan Copper & Gold, Inc., Class B	1
Target Corp.	1
UnitedHealth Group, Inc.	1
WellPoint, Inc.	1

For Portfolio compliance purposes, sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

20	BLACKROCK BALANCED CAPITAL FUND, INC.	MARCH 31, 2010

Schedule of Investments March 31, 2010 (Unaudited)	Master Large Cap Core Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Consumer Discretionary — 12.8%
Household Durables — 0.3%
Garmin Ltd. (a)	300,000	$11,544,000

Internet & Catalog Retail — 1.1%
Liberty Media Holding Corp. — Interactive (b)	2,760,000	42,255,600

Multiline Retail — 4.6%
Big Lots, Inc. (b)	760,000	27,679,200
JCPenney Co., Inc. (a)	1,300,000	41,821,000
Macy’s, Inc.	2,130,000	46,370,100
Nordstrom, Inc.	300,000	12,255,000
Target Corp.	1,030,000	54,178,000

		182,303,300

Specialty Retail — 6.8%
Advance Auto Parts, Inc.	780,000	32,697,600
AutoNation, Inc. (a)(b)	990,000	17,899,200
Dick’s Sporting Goods, Inc. (b)	30,000	783,300
The Gap, Inc.	1,990,000	45,988,900
Limited Brands, Inc.	1,670,000	41,115,400
PetSmart, Inc.	1,320,000	42,187,200
Ross Stores, Inc.	840,000	44,914,800
TJX Cos., Inc. (a)	1,100,000	46,772,000

		272,358,400

Total Consumer Discretionary		508,461,300

Consumer Staples — 7.6%
Beverages — 0.2%
The Coca-Cola Co.	120,000	6,600,000

Food & Staples Retailing — 0.4%
Safeway, Inc.	470,000	11,684,200
Wal-Mart Stores, Inc.	90,000	5,004,000

		16,688,200

Food Products — 3.1%
ConAgra Foods, Inc.	850,000	21,309,500
General Mills, Inc.	290,000	20,529,100
The Hershey Co.	920,000	39,385,200
Sara Lee Corp.	3,150,000	43,879,500

		125,103,300

Household Products — 0.7%
The Procter & Gamble Co.	420,000	26,573,400

Personal Products — 1.1%
The Estée Lauder Cos., Inc., Class A	680,000	44,111,600

Tobacco — 2.1%
Lorillard, Inc.	590,000	44,391,600
Reynolds American, Inc. (a)	760,000	41,024,800
		85,416,400

Total Consumer Staples		304,492,900

Energy — 12.7%
Energy Equipment & Services — 5.6%
FMC Technologies, Inc. (a)(b)	680,000	43,948,400
Nabors Industries Ltd. (a)(b)	1,660,000	32,585,800
National Oilwell Varco, Inc.	1,110,000	45,043,800
Oceaneering International, Inc. (b)	390,000	24,761,100
Rowan Cos., Inc. (b)	1,450,000	42,209,500
Tidewater, Inc.	730,000	34,507,100

		223,055,700

Common Stocks	Shares	Value

Energy (concluded)
Oil, Gas & Consumable Fuels — 7.1%
Chevron Corp.	250,000	$18,957,500
ConocoPhillips	1,280,000	65,497,600
Exxon Mobil Corp.	1,120,000	75,017,600
Marathon Oil Corp.	1,500,000	47,460,000
Williams Cos., Inc.	1,960,000	45,276,000
XTO Energy, Inc.	650,000	30,667,000

		282,875,700

Total Energy		505,931,400

Financials — 5.6%
Commercial Banks — 0.4%
Wells Fargo & Co.	510,000	15,871,200

Consumer Finance — 1.0%
Capital One Financial Corp.	960,000	39,753,600

Diversified Financial Services — 1.0%
Bank of America Corp.	1,200,000	21,420,000
JPMorgan Chase & Co.	410,000	18,347,500

		39,767,500

Insurance — 3.2%
Assurant, Inc.	470,000	16,158,600
HCC Insurance Holdings, Inc.	560,000	15,456,000
Torchmark Corp.	120,000	6,421,200
The Travelers Cos., Inc.	850,000	45,849,000
UnumProvident Corp. (a)	1,740,000	43,099,800

		126,984,600

Total Financials		222,376,900

Health Care — 19.7%
Biotechnology — 1.5%
Amgen, Inc. (b)	1,020,000	60,955,200

Health Care Equipment & Supplies — 1.5%
Hospira, Inc. (b)	810,000	45,886,500
Kinetic Concepts, Inc. (b)	250,000	11,952,500

		57,839,000

Health Care Providers & Services — 14.0%
Aetna, Inc.	1,300,000	45,643,000
AmerisourceBergen Corp.	1,560,000	45,115,200
Cardinal Health, Inc.	1,290,000	46,478,700
Community Health Systems, Inc. (b)	870,000	32,129,100
Coventry Health Care, Inc. (b)	840,000	20,764,800
Health Management Associates, Inc., Class A (b)	3,150,000	27,090,000
Humana, Inc. (b)	910,000	42,560,700
Lincare Holdings, Inc. (b)	920,000	41,289,600
McKesson Corp.	700,000	46,004,000
Medco Health Solutions, Inc. (b)	800,000	51,648,000
Omnicare, Inc. (a)	350,000	9,901,500
Quest Diagnostics, Inc.	720,000	41,968,800
UnitedHealth Group, Inc.	1,650,000	53,905,500
WellPoint, Inc. (b)	820,000	52,791,600

		557,290,500

Pharmaceuticals — 2.7%
Endo Pharmaceuticals Holdings, Inc. (b)	580,000	13,740,200
Forest Laboratories, Inc. (b)	1,400,000	43,904,000
Johnson & Johnson	350,000	22,820,000
Perrigo Co. (a)	300,000	17,616,000
Pfizer, Inc.	640,000	10,976,000

		109,056,200

Total Health Care		785,140,900

See Notes to Financial Statements.

BLACKROCK BALANCED CAPITAL FUND, INC.	MARCH 31, 2010	21

Schedule of Investments (continued)	Master Large Cap Core Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Industrials — 9.7%
Aerospace & Defense — 3.5%
L-3 Communications Holdings, Inc.	470,000	$43,066,100
Northrop Grumman Corp.	760,000	49,833,200
Raytheon Co.	830,000	47,409,600

		140,308,900

Commercial Services & Supplies — 0.4%
R.R. Donnelley & Sons Co.	810,000	17,293,500

Construction & Engineering — 1.4%
Fluor Corp.	910,000	42,324,100
KBR, Inc.	550,000	12,188,000

		54,512,100

Electrical Equipment — 0.5%
General Cable Corp. (b)	740,000	19,980,000

Industrial Conglomerates — 0.7%
General Electric Co.	1,490,000	27,118,000

Machinery — 2.9%
Eaton Corp.	610,000	46,219,700
Parker Hannifin Corp.	670,000	43,375,800
SPX Corp.	340,000	22,548,800
Toro Co. (a)	120,000	5,900,400

		118,044,700

Road & Rail — 0.3%
Ryder System, Inc.	270,000	10,465,200

Total Industrials		387,722,400

Information Technology — 15.7%
Communications Equipment — 0.3%
Cisco Systems, Inc. (b)	500,000	13,015,000

Computers & Peripherals — 3.2%
Apple, Inc. (b)	140,000	32,890,200
Hewlett-Packard Co.	100,000	5,315,000
Lexmark International, Inc., Class A (b)	910,000	32,832,800
Seagate Technology Holdings (a)	800,000	14,608,000
Western Digital Corp. (b)	1,040,000	40,549,600

		126,195,600

IT Services — 6.5%
Cognizant Technology Solutions Corp. (b)	240,000	12,235,200
Computer Sciences Corp. (b)	790,000	43,047,100
Fiserv, Inc. (b)	840,000	42,638,400
Global Payments, Inc. (a)	680,000	30,974,000
Hewitt Associates, Inc., Class A (b)	930,000	36,995,400
International Business Machines Corp.	720,000	92,340,000

		258,230,100

Internet Software & Services — 1.2%
Google, Inc., Class A (b)	10,000	5,670,100
VeriSign, Inc. (a)(b)	1,620,000	42,136,200

		47,806,300

Software — 4.5%
CA, Inc.	1,830,000	42,950,100
Microsoft Corp.	4,000,000	117,080,000
Sybase, Inc. (a)(b)	440,000	20,512,800

		180,542,900

Total Information Technology		625,789,900

Common Stocks	Shares	Value

Materials — 10.7%
Chemicals — 4.8%
Ashland, Inc.	610,000	$32,189,700
Celanese Corp., Series A	910,000	28,983,500
Eastman Chemical Co.	640,000	40,755,200
Huntsman Corp.	2,210,000	26,630,500
Lubrizol Corp.	460,000	42,191,200
Nalco Holding Co.	770,000	18,734,100

		189,484,200

Containers & Packaging — 1.4%
Crown Holdings, Inc. (b)	1,350,000	36,396,000
Temple-Inland, Inc.	1,010,000	20,634,300

		57,030,300

Metals & Mining — 2.9%
Freeport-McMoRan Copper & Gold, Inc., Class B	660,000	55,136,400
Reliance Steel & Aluminum Co.	380,000	18,707,400
Walter Industries, Inc.	460,000	42,444,200

		116,288,000

Paper & Forest Products — 1.6%
International Paper Co.	1,750,000	43,067,500
MeadWestvaco Corp.	840,000	21,462,000

		64,529,500

Total Materials		427,332,000

Telecommunication Services — 1.7%
Diversified Telecommunication Services — 1.7%
AT&T Inc.	530,000	13,695,200
Verizon Communications, Inc.	1,780,000	55,215,600

Total Telecommunication Services		68,910,800

Utilities — 4.3%
Electric Utilities — 0.4%
Edison International	200,000	6,834,000
Pinnacle West Capital Corp.	200,000	7,546,000

		14,380,000

Independent Power Producers & Energy Traders — 2.6%
The AES Corp. (b)	3,390,000	37,290,000
Constellation Energy Group, Inc.	720,000	25,279,200
Mirant Corp. (b)	810,000	8,796,600
NRG Energy, Inc. (a)(b)	1,640,000	34,276,000

		105,641,800

Multi-Utilities — 1.3%
DTE Energy Co.	730,000	32,558,000
NiSource, Inc.	1,220,000	19,276,000

		51,834,000

Total Utilities		171,855,800

Total Long-Term Investments (Cost — $3,346,878,913) — 100.5%		4,008,014,300

Short-Term Securities	Beneficial Interest (000)

BlackRock Liquidity Series, LLC, Money Market Series, 0.22% (c)(d)(e)	$284,433	284,432,850

Total Short-Term Securities (Cost — $284,432,850) — 7.1%		284,432,850

Total Investments (Cost — $3,631,311,763*) — 107.6%		4,292,447,150
Liabilities in Excess of Other Assets — (7.6)%		(302,485,961)

Net Assets — 100.0%		$3,989,961,189

See Notes to Financial Statements.

22	BLACKROCK BALANCED CAPITAL FUND, INC.	MARCH 31, 2010

Schedule of Investments (concluded)	Master Large Cap Core Portfolio

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$3,778,522,746

Gross unrealized appreciation	$548,760,618
Gross unrealized depreciation	(34,836,214)

Net unrealized appreciation	$513,924,404

(a)	Security, or a portion of security, is on loan.

(b)	Non-income producing security.

(c)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	$(31,839,442)	$648
BlackRock Liquidity Series, LLC, Money Market Series	$154,911,200	$194,448

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities.

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of March 31, 2010 in determining the fair valuation of the Portfolio’s investments:

	Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Long-Term Investments[1]	$4,008,014,300	—	—	$4,008,014,300
Short-Term Securities	—	$284,432,850	—	284,432,850

Total	$4,008,014,300	$284,432,850	—	$4,292,447,150

[1]	See above Schedule of Investments for values in each industry.

See Notes to Financial Statements.

BLACKROCK BALANCED CAPITAL FUND, INC.	MARCH 31, 2010	23

Statement of Assets and Liabilities	Master Large Cap Core Portfolio

March 31, 2010 (Unaudited)

Assets

Investments at value — unaffiliated[1,2]	$4,008,014,300
Investments at value — affiliated[3]	284,432,850
Investments sold receivable	42,121,687
Dividends receivable	4,512,725
Contributions receivable from investors	3,730,128
Securities lending income receivable — affiliated	97,120
Prepaid expenses	77,788
Other assets	36,617

Total assets	4,343,023,215

Liabilities

Collateral at value — securities loaned	284,432,850
Bank overdraft	7,408,729
Withdrawals payable to investors	30,961,664
Investments purchased payable	28,573,729
Investment advisory fees payable	1,565,992
Other affiliates payable	18,420
Officer’s and Directors’ fees payable	206
Other accrued expenses payable	99,764
Other liabilities	672

Total liabilities	353,062,026

Net Assets	$3,989,961,189

Net Assets Consist of

Investors’ capital	$3,328,825,802
Net unrealized appreciation/depreciation	661,135,387

Net Assets	$3,989,961,189

[1] Investments at cost — unaffiliated	$3,346,878,913

[2] Securities loaned at value	$274,877,149

[3] Investments at cost — affiliated	$284,432,850

See Notes to Financial Statements.

24	BLACKROCK BALANCED CAPITAL FUND, INC.	MARCH 31, 2010

Statement of Operations	Master Large Cap Core Portfolio

Six Months Ended March 31, 2010 (Unaudited)

Investment Income

Dividends	$33,956,931
Securities lending — affiliated	194,448
Income — affiliated	648
Interest	216,115

Total income	34,368,142

Expenses

Investment advisory	9,096,377
Accounting services	309,016
Custodian	109,964
Professional	38,364
Officer and Directors	35,692
Printing	4,056
Miscellaneous	38,519

Total expenses	9,631,988
Less fees waived by advisor	(576)

Total expenses after fees waived	9,631,412

Net investment income	24,736,730

Realized and Unrealized Gain (Loss)

Net realized gain (loss) from:
Investments	294,755,230
Payment by affiliate	2,319,220

297,074,450
Net change in unrealized appreciation/depreciation on investments	120,603,879

Total realized and unrealized gain (loss)	417,678,329

Net Increase (Decrease) in Net Assets Resulting from Operations	$442,415,059

See Notes to Financial Statements.

BLACKROCK BALANCED CAPITAL FUND, INC.	MARCH 31, 2010	25

Statements of Changes in Net Assets	Master Large Cap Core Portfolio

Increase (Decrease) in Net Assets:	Six Months Ended March 31, 2010 (Unaudited)	Period November 1, 2008 to September 30, 2009	Year Ended October 31, 2008

Operations

Net investment income	$24,736,730	$45,398,506	$41,118,548
Net realized gain (loss)	297,074,450	(778,429,718)	(521,502,159)
Net change in unrealized appreciation/depreciation	120,603,879	1,174,704,782	(1,536,726,590)

Net increase (decrease) in net assets resulting from operations	442,415,059	441,673,570	(2,017,110,201)

Capital Transactions

Proceeds from contributions	211,327,919	1,506,405,011	986,366,566
Value of withdrawals	(610,104,107)	(845,271,038)	(1,775,472,579)

Net increase (decrease) in net assets derived from capital transactions	(398,776,188)	661,133,973	(789,106,013)

Net Assets

Total increase (decrease) in net assets	43,638,871	1,102,807,543	(2,806,216,214)
Beginning of period	3,946,322,318	2,843,514,775	5,649,730,989

End of period	$3,989,961,189	$3,946,322,318	$2,843,514,775

Financial Highlights	Master Large Cap Core Portfolio

	Six Months Ended March 31, 2010 (Unaudited)	Period November 1, 2008 to September 30, 2009
			Year Ended October 31,

			2008	2007	2006	2005	2004

Total Investment Return

Total investment return	11.86%[1]	12.63%[1,2]	(38.84)%	13.94%	17.32%	18.35%	9.61%

Ratios to Average Net Assets

Total expenses	0.49%[3]	0.50%[3]	0.50%	0.49%	0.49%	0.51%	0.52%

Total expenses after fees waived	0.49%[3]	0.50%[3]	0.50%	0.49%	0.49%	0.51%	0.52%

Net investment income	1.26%[3]	1.56%[3]	0.93%	0.63%	0.58%	0.72%	0.57%

Supplemental Data

Net assets, end of period (000)	$3,989,961	$3,946,423	$2,843,515	$5,649,731	$3,876,639	$2,666,699	$1,831,300

Portfolio turnover	73%	168%	109%	96%	88%	94%	136%

[1]	Aggregate total investment return.

[2]

Includes proceeds received from a settlement of litigation, which impacted the Portfolio’s total investment return. Not including these proceeds, the Portfolio’s total investment return would have been 12.39%.

[3]	Annualized.

26	BLACKROCK BALANCED CAPITAL FUND, INC.	MARCH 31, 2010

Notes to Financial Statements (Unaudited)	Master Large Cap Core Portfolio

1. Organization and Significant Accounting Policies:

Master Large Cap Core Portfolio (the “Portfolio”) is a series of the Master Large Cap Series LLC (the “Master LLC”). The Master LLC is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end management investment company and is organized as a Delaware limited liability company. The Limited Liability Company Agreement permits the Board of Directors (the “Board”) to issue non-transferable interests in the Master LLC, subject to certain limitations. The Portfolio’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.

On January 30, 2009, the Portfolio received an in-kind contribution of portfolio securities from an affiliated investor valued at $771,174,100.

The following is a summary of significant accounting policies followed by the Portfolio:

Valuation: The Portfolio’s policy is to fair value its financial instruments at market value. Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value each business day.

The Portfolio values its investments in BlackRock Liquidity Series, LLC Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon their pro rata ownership in the net assets of the underlying fund. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments will follow the parameters of investments by a money market fund that is subject to Rule 2a-7 promulgated by the Securities and Exchange Commission (“SEC”) under the 1940 Act. The Portfolio may withdraw up to 25% of its investment daily, although the manager of the Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued by a method approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor seeks to determine the price that a Portfolio might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Portfolios have determined the ex-dividend dates. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income is recognized on the accrual basis.

Securities Lending: The Portfolio may lend securities to financial institutions that provide cash as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Portfolio and any additional required collateral is delivered to the Portfolio on the next business day. Securities lending income, as disclosed in the Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the securities lending agent. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Portfolio could experience delays and costs in gaining access to the collateral. The Portfolio also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

Income Taxes: The Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

Recent Accounting Standard: In January 2010, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require additional disclosures about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances and settlements in the reconciliation for fair value measurements using significant unobservable inputs (Level 3). It also clarifies existing disclosure requirements relating to the levels of disaggregation for fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years and interim periods beginning after December 15, 2009 except for disclosures about purchases, sales, issuances and settlements in the rollforward of activity in Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010 and for

BLACKROCK BALANCED CAPITAL FUND, INC.	MARCH 31, 2010	27

Notes to Financial Statements (continued)	Master Large Cap Core Portfolio

interim periods within those fiscal years. The impact of this guidance on the Portfolio’s financial statements and disclosures is currently being assessed.

Other: Expenses directly related to the Portfolio are charged to that Portfolio. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. The Master LLC has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which if applicable are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Portfolio for 1940 Act purposes, but BAC and Barclays are not.

The Master LLC, on behalf of the Portfolio has entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Portfolio’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services.

The Manager is responsible for the management of the Portfolio’s investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For such services, the Portfolio pays the Manager a monthly fee at the following annual rates of the Portfolio’s average daily net assets:

Portion of Average Daily Value of Net Assets:	Rate

Not exceeding $1 billion	0.50%
In excess of $1 billion but not exceeding $5 billion	0.45%
In excess of $5 billion	0.40%

The Manager has voluntarily agreed to waive its advisory fees by the amount of investment advisory fees the Portfolio pays to the Manager indirectly through its investment in affiliated money market funds, however the Manager does not waive its advisory fees by the amount of investment advisory fees through its investment in other affiliated investment companies. This amount is included in fees waived by advisor in the Statements of Operations.

The Manager has entered into a separate sub-advisory agreement with BlackRock Investment Management, LLC (“BIM”), an affiliate of the Manager, under which the Manager pays BIM for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by the Portfolio to the Manager.

For the six months ended March 31, 2010, the Portfolio reimbursed the Manager $35,618 for certain accounting services, which are included in accounting services in the Statements of Operations.

The Master LLC has received an exemptive order from the SEC permitting it, among other things, to pay an affiliated securities lending agent a fee based on a share of the income derived from the securities lending activities and has retained BIM as the securities lending agent. BIM may, on behalf of the Portfolio, invest cash collateral received by the Portfolio for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. The share of income earned by the Portfolio on such investments is shown as securities lending — affiliated in the Statements of Operations. For the six months ended March 31, 2010, BIM received $69,447, respectively, securities lending agent fees.

The Manager reimbursed the Portfolio $2,319,220 for net losses associated with certain investment transactions.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended March 31, 2010 were $2,826,147,213 and $3,184,084,965, respectively.

4. Borrowings:

The Master LLC, on behalf of the Portfolio, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders, which was renewed until November 2010. The Portfolio may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. Prior to its renewal the credit agreement had the following terms: 0.02% upfront fee on the aggregate commitment amount, which was allocated to the Master LLC based on its net assets as of October 31, 2008; a commitment fee of 0.08% per annum based on the Portfolio’s pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the Statements of Operations, and interest at a rate equal to the higher of the (a) federal funds effective rate and (b) reserve adjusted one-month LIBOR, plus, in each case, the higher of (i) 1.50% and (ii) 50% of the CDX Index (as defined in the credit agreement) on amounts borrowed. Effective November 2009, the credit agreement was renewed with the following terms: 0.02% upfront fee on the aggregate commitment amount, which was allocated to the Portfolio based on their net assets as of October 31, 2009, a commitment fee of 0.10% per annum on the Portfolio’s pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of the (a) one-month LIBOR plus 1.25% per annum and (b) the Fed Funds rate plus 1.25% per annum on amounts borrowed. The Portfolio did not borrow under the credit agreement during the six months ended March 31, 2010.

28	BLACKROCK BALANCED CAPITAL FUND, INC.	MARCH 31, 2010

Notes to Financial Statements (concluded)	Master Large Cap Core Portfolio

5. Concentration, Market and Credit Risk:

The Portfolio invests a significant portion of its assets in securities in the health care sector. Changes in economic conditions affecting the health care sector would have a greater impact on the Portfolio and could affect the value, income and/or liquidity of positions in such securities.

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. Financial assets, which potentially expose the Portfolio to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio exposure to credit and counter-party risks with respect to these financial assets is generally approximated by their value recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Master LLC.

6. Reorganization:

On November 14, 2008, an investor of the Portfolio acquired all of the assets and certain stated liabilities of PNC Growth & Income Fund (the “PNC Fund”), a series of PNC Funds, Inc. The reorganization was pursuant to an Agreement and Plan of Reorganization, which was approved by the shareholders of the PNC Fund on October 31, 2008. As a result of the reorganization, which included $59,817,678 of net unrealized depreciation, the Portfolio received an in-kind contribution of portfolio securities.

7. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

Officers and Directors of Master Large Cap Series LLC

Ronald W. Forbes, Co-Chair of the Board and Director
Rodney D. Johnson, Co-Chair of the Board and Director
David O. Beim, Director
Richard S. Davis, Director
Henry Gabbay, Director
Dr. Matina Horner, Director
Herbert I. London, Director and Member of the Audit Committee
Cynthia A. Montgomery, Director
Joseph P. Platt, Jr., Director
Robert C. Robb, Jr., Director
Toby Rosenblatt, Director
Kenneth L. Urish, Chairman of the Audit Committee and Director
Frederick W. Winter, Director and Member of the Audit Committee
Anne F. Ackerley, President and Chief Executive Officer
Jeffrey Holland, Vice President
Brendan Kyne, Vice President
Brian Schmidt, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian P. Kindelan, Chief Compliance Officer
Howard B. Surloff, Secretary

Investment Advisor
BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisor
BlackRock Investment Management, LLC
Plainsboro, NJ 08536

Custodian
Brown Brothers Harriman & Co.
Boston, MA 02109

Accounting Agent
State Street Bank and Trust Company
Princeton, NJ 08540

Distributor
BlackRock Investments, LLC
New York, NY 10022

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Sidley Austin LLP
New York, NY 10019

BLACKROCK BALANCED CAPITAL FUND, INC.	MARCH 31, 2010	29

Portfolio Information	Master Total Return Portfolio

As of March 31, 2010

Portfolio Composition	Percent of Long-Term Investments

U.S. Government Sponsored Agency Securities	53%
Corporate Bonds	15
U.S. Treasury Obligations	13
Non-Agency Mortgage-Backed Securities	12
Asset-Backed Securities	4
Taxable Municipal Bonds	1
Preferred Securities	1
Foreign Agency Obligations	1

Credit Quality Allocation[1]	Percent of Long-Term Investments

AAA/Aaa[2]	79%
AA/Aa	6
A	6
BBB/Baa	5
BB/Ba	2
B	1
CCC/Caa	1

[1]	Using the higher of Standard & Poor’s or Moody’s Investors Service.

[2]	Include U.S. Government Sponsored Agency Securities which are deemed AAA/Aaa by the investment advisor.

30	BLACKROCK BALANCED CAPITAL FUND, INC.	MARCH 31, 2010

Schedule of Investments March 31, 2010 (Unaudited)	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value

ACE Securities Corp. (a):
Series 2003-OP1, Class A2, 0.61%, 12/25/33	USD	581	$395,169
Series 2005-ASP1, Class M1, 0.93%, 9/25/35		11,203	2,571,089
Series 2006-CW1, Class A2C, 0.39%, 7/25/36		1,680	689,408
Accredited Mortgage Loan Trust Series 2007-1 (a):
Class A1, 0.30%, 2/25/37		145	143,305
Class A3, 0.38%, 2/25/37		2,000	1,124,201
Aegis Asset Backed Securities Trust, Series 2006-1, Class A1, 0.33%, 1/25/37 (a)		49	47,855
Ameriquest Mortgage Securities, Inc., Series 2004-R11, Class A1, 0.55%, 11/25/34 (a)		431	343,254
Banc of America Securities Auto Trust, Series 2006-G1, Class A4, 5.17%, 12/20/10		4,422	4,431,367
Bank of America Auto Trust, Series 2009-2A (b):
Class A2, 1.16%, 2/15/12		20,765	20,822,824
Class A3, 2.13%, 9/15/13		305	309,600
Bear Stearns Asset Backed Securities Trust (a):
Series 2005-4, Class A, 0.58%, 1/25/36		1,019	1,003,944
Series 2005-HE10, Class A2, 0.54%, 11/25/35		632	630,297
Series 2005-SD1, Class 1A2, 0.55%, 7/25/27		2,689	2,596,523
Series 2006-HE8, Class 1A1, 0.32%, 10/25/36		1,196	1,176,512
Series 2006-HE10, Class 21A1, 0.32%, 12/25/36		5,121	4,659,662
Carrington Mortgage Loan Trust, Class A1 (a):
Series 2006-NC4, 0.30%, 10/25/36		52	50,797
Series 2006-NC5, 0.30%, 1/25/37		144	137,875
Series 2007-RFC1, 0.30%, 12/25/36		108	96,471
Chase Issuance Trust, Series 2009-A7, Class A7, 0.68%, 9/17/12 (a)		30,390	30,435,336
Citigroup Mortgage Loan Trust, Inc., Series 2006-HE2, Class A2C, 0.40%, 8/25/36 (a)		1,975	1,563,283
Countrywide Asset-Backed Certificates (a):
Series 2003-BC3, Class A2, 0.87%, 9/25/33		909	731,603
Series 2004-5, Class A, 0.70%, 10/25/34		1,500	1,264,814
Series 2004-13, Class AF4, 4.58%, 1/25/33		7,328	7,109,960
Series 2006-13, Class 3AV2, 0.40%, 1/25/37		2,135	1,482,940
Series 2006-17, Class 2A2, 0.40%, 3/25/47		1,321	879,491
Series 2006-21, Class 2A1, 0.30%, 5/25/37		2,534	2,489,171
Series 2006-22, Class 2A1, 0.30%, 5/25/47		77	74,535
Series 2006-25, Class 2A1, 0.32%, 6/25/47		346	329,777
Series 2007-1, Class 2A1, 0.30%, 7/25/37		296	284,906
Series 2007-11, Class 2A1, 0.31%, 6/25/47		91	87,134
Series 2007-12, Class 2A1, 0.60%, 8/25/47		119	109,941
DT Auto Owner Trust, Series 2007-A, Class A3, 5.60%, 3/15/13 (b)		81	82,059
Fannie Mae Mortgage-Backed Securities, Series 2003-W5, Class A, 0.47%, 4/25/33 (a)		19	15,930

Asset-Backed Securities		Par (000)	Value

Ford Credit Auto Owner Trust, Series 2009-A (a):
Class A2B, 2.23%, 8/15/11	USD	161	$161,689
Class A3B, 2.73%, 5/15/13		51,480	52,767,664
GMAC 93, 7.43%, 12/01/22		12,685	12,558,509
GSAA Home Equity Trust (a):
Series 2006-5, Class 2A1, 0.32%, 3/25/36		109	74,952
Series 2006-10, Class AV1, 0.33%, 6/25/36		11	10,368
GSAMP Trust, Series 2007-NC1, Class A2B, 0.35%, 12/25/46 (a)		1,150	426,335
Globaldrive BV, Series 2008-2, Class A, 4.00%, 10/20/16	EUR	6,670	9,151,593
Harley-Davidson Motorcycle Trust, Series 2006-2, Class A2, 5.35%, 3/15/13	USD	4,022	4,124,815
Home Equity Asset Trust, Series 2007-2, Class 2A1, 0.36%, 7/25/37 (a)		200	192,148
Honda Auto Receivables Owner Trust, Series 2010-1, Class A2, 0.62%, 2/21/12		200	200,063
IXIS Real Estate Capital Trust, Series 2007-HE1, Class A1, 0.31%, 5/25/37 (a)		5,889	1,745,424
Indymac Residential Asset Backed Trust, Series 2007-B, Class 2A1, 0.33%, 7/25/37 (a)		59	57,201
Irwin Home Equity Corp., Series 2005-C, Class 1A1, 0.51%, 4/25/30 (a)			203,182
JPMorgan Mortgage Acquisition Corp., Series 2006-HE3, Class A2, 0.32%, 11/25/36 (a)		200	198,881
Lehman XS Trust, Series 2005-5N, Class 3A2, 0.61%, 11/25/35 (a)		10,003	3,531,371
Long Beach Mortgage Loan Trust, Series 2006-11, Class 2A1, 0.31%, 12/25/36 (a)		1,075	1,058,751
Maryland Insurance Backed Securities Trust, Series 2006-1A, Class A, 5.55%, 12/10/65		2,500	875,000
Mercedes-Benz Auto Receivables Trust, Series 2009-1, Class A2, 0.83%, 3/15/12		260	260,527
Morgan Stanley ABS Capital I (a):
Series 2005-HE1, Class A2MZ, 0.55%, 12/25/34		820	693,227
Series 2007-NC1, Class A2A, 0.30%, 11/25/36		1,173	1,153,541
New Century Home Equity Loan Trust, Series 2005-2, Class A2MZ, 0.51%, 6/25/35 (a)		2,543	2,327,333
Nissan Auto Receivables Owner Trust, Series 2009-A, Class A2, 2.94%, 7/15/11		102	103,041
Option One Mortgage Loan Trust, Series 2003-4, Class A2, 0.89%, 7/25/33 (a)		2,360	1,663,824
PECO Energy Transition Trust, Series 2001-A, Class A1, 6.52%, 12/31/10		256	262,164
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A3, 4.14%, 9/25/12		45	45,046
Popular ABS Mortgage Pass-Through Trust, Series 2006-D, Class A1, 0.31%, 11/25/46 (a)		33	32,275
RAAC, Series 2005-SP2, Class 2A, 0.55%, 6/25/44 (a)		8,677	4,677,714
Residential Asset Securities Corp., Series 2003-KS5, Class AIIB, 0.54%, 7/25/33 (a)		990	585,752

Portfolio Abbreviations

To simplify the listing of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
GO	General Obligation Bonds
LIBOR	London InterBank Offered Rate
RB	Revenue Bonds
STRIPS	Separately Traded Registered Interest and Principal Securities
USD	US Dollar

See Notes to Financial Statements.

BLACKROCK BALANCED CAPITAL FUND, INC.	MARCH 31, 2010	31

Schedule of Investments (continued)	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value

SLM Student Loan Trust (a):
Series 2005-4, Class A2, 0.33%, 4/26/21	USD	6,809	$6,787,255
Series 2008-5, Class A1, 1.05%, 10/25/13		746	747,514
Series 2008-5, Class A2, 1.35%, 10/25/16		33,420	33,969,435
Series 2008-5, Class A3, 1.55%, 1/25/18		9,520	9,823,408
Series 2008-5, Class A4, 1.95%, 7/25/23		25,020	26,452,357
Small Business Administration, Class 1:
Series 2002-P10, 5.20%, 8/10/12		79	82,732
Series 2003-P10A, 4.52%, 2/10/13		17	18,178
Series 2004-P10, 4.50%, 2/10/14		371	384,972
Soundview Home Equity Loan Trust,
Series 2006-EQ1, Class A2, 0.36%, 10/25/36 (a)		572	558,834
Structured Asset Securities Corp.:
Series 2003-Al2, Class A, 3.36%, 1/25/31 (b)		426	340,830
Series 2004-23XS, Class 2A1, 0.55%, 1/25/35 (a)		2,800	1,733,889
Series 2006-BC2, Class A3, 0.40%, 9/25/36 (a)		3,455	1,801,081
Series 2006-BC6, Class A2, 0.33%, 1/25/37 (a)		5,529	5,387,074
Series 2007-BC1, Class A2, 0.30%, 2/25/37 (a)		897	848,734
USAA Auto Owner Trust:
Series 2006-4, Class A4, 4.98%, 10/15/12		18,189	18,534,634
Series 2009-1, Class A2, 2.64%, 8/15/11		114	114,557

Total Asset-Backed Securities — 9.1%			294,898,907

Corporate Bonds

Aerospace & Defense — 0.1%
BAE Systems Holdings, Inc., 5.20%, 8/15/15 (b)		340	353,625
L-3 Communications Corp.:
5.88%, 1/15/15		1,360	1,383,800
Series B, 6.38%, 10/15/15		697	715,296

			2,452,721

Air Freight & Logistics — 0.2%
United Parcel Service, Inc.:
3.88%, 4/01/14		6,775	7,097,443
6.20%, 1/15/38		35	38,094

			7,135,537

Airlines — 0.1%
American Airlines, Inc., Series 2003-1, 3.86%, 1/09/12		1,776	1,767,321
Continental Airlines, Inc., Series 2002-1, 6.56%, 8/15/13		2,555	2,529,450

			4,296,771

Automobiles — 0.0%
DaimlerChrysler NA Holding Corp., 4.88%, 6/15/10		45	45,326

Beverages — 1.4%
Anheuser-Busch InBev Worldwide, Inc.:
3.00%, 10/15/12		31,650	32,499,455
4.13%, 1/15/15		225	231,502
5.38%, 1/15/20		8,165	8,422,859
Coca-Cola Enterprises, Inc., 4.25%, 3/01/15		50	52,922
PepsiCo., Inc., 4.50%, 1/15/20		3,000	3,033,939

			44,240,677

Building Products — 0.0%
Masco Corp., 7.13%, 8/15/13		155	165,607

Corporate Bonds		Par (000)	Value

Capital Markets — 2.2%
The Bank of New York Mellon Corp., 4.30%, 5/15/14	USD	175	$184,221
CDP Financial, Inc., 3.00%, 11/25/14 (b)		17,845	17,570,883
The Goldman Sachs Group, Inc.:
5.25%, 10/15/13		7,770	8,352,175
5.38%, 3/15/20		11,400	11,294,561
Lehman Brothers Holdings, Inc., 6.75%, 12/28/17 (c)(d)		7,280	18,200
Morgan Stanley:
0.50%, 1/09/12 (a)(e)		15,715	15,537,232
6.60%, 4/01/12		2,640	2,864,318
6.00%, 5/13/14		225	243,031
4.20%, 11/20/14		12,280	12,307,090
7.30%, 5/13/19		385	425,352
5.63%, 9/23/19		4,230	4,215,085

			73,012,148

Chemicals — 0.3%
Huntsman International LLC:
7.88%, 11/15/14		4,390	4,433,900
7.38%, 1/01/15		1,285	1,275,362
NOVA Chemicals Corp.:
6.50%, 1/15/12		1,005	1,030,125
3.65%, 11/15/13 (a)		2,292	2,160,210

			8,899,597

Commercial Banks — 2.1%
Bank of Scotland Plc, 5.00%, 11/21/11 (b)		250	260,659
Corporacion Andina de Fomento, 6.88%, 3/15/12		5,125	5,540,776
Danske Bank A/S, 2.50%, 5/10/12 (b)		360	367,044
Dexia Credit Local (b):
2.38%, 9/23/11		450	459,568
2.00%, 3/05/13		9,890	9,825,913
Eksportfinans ASA:
1.88%, 4/02/13		26,475	26,372,568
3.00%, 11/17/14		13,620	13,672,315
5.50%, 5/25/16		8,025	8,838,839
5.50%, 6/26/17		75	81,942
HSBC Bank USA NA, 4.63%, 4/01/14		415	433,005
Royal Bank of Scotland Group Plc, 2.63%, 5/11/12 (b)		2,650	2,705,560
Svenska Handelsbanken AB, 2.88%, 9/14/12 (b)		200	203,789

			68,761,978

Communications Equipment — 0.3%
Cisco Systems, Inc., 4.45%, 1/15/20		11,280	11,217,475

Computers & Peripherals — 0.2%
Hewlett-Packard Co., 2.25%, 5/27/11		135	137,077
Seagate Technology International, 10.00%, 5/01/14 (b)		6,320	7,157,400

			7,294,477

Consumer Finance — 0.4%
Ford Motor Credit Co. LLC, 9.75%, 9/15/10		2,445	2,503,621
SLM Corp.:
4.50%, 7/26/10		70	70,322
5.40%, 10/25/11		6,000	6,056,292
5.13%, 8/27/12		1,450	1,440,793
Series A, 0.55%, 1/27/14 (a)		35	30,281
Series CPI, 3.96%, 1/31/14 (a)		1,300	1,100,593

			11,201,902

See Notes to Financial Statements.

32	BLACKROCK BALANCED CAPITAL FUND, INC.	MARCH 31, 2010

Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Containers & Packaging — 0.2%
Ball Corp.:
7.13%, 9/01/16	USD	2,440	$2,592,500
7.38%, 9/01/19		2,440	2,571,150

			5,163,650

Diversified Financial Services — 2.2%
Bank of America Corp., 6.00%, 9/01/17		10	10,400
FCE Bank Plc:
7.88%, 2/15/11	GBP	4,950	7,670,855
7.13%, 1/15/13	EUR	1,300	1,799,751
General Electric Capital Corp.:
5.00%, 11/15/11	USD	18,780	19,821,576
5.88%, 2/15/12		270	290,231
5.50%, 1/08/20		10,675	10,891,329
6.15%, 8/07/37		5	4,890
JPMorgan Chase & Co.:
4.50%, 11/15/10		10	10,249
0.90%, 2/26/13 (a)		5,410	5,437,515
JPMorgan Chase Bank NA:
6.00%, 7/05/17		13,805	14,715,136
Series BKNT, 6.00%, 10/01/17		10,900	11,621,166

			72,273,098

Diversified Telecommunication Services — 2.1%
AT&T Inc.:
5.50%, 2/01/18		9,850	10,457,243
6.50%, 9/01/37		8,975	9,306,528
6.30%, 1/15/38		50	50,739
6.55%, 2/15/39		25	26,281
Comcast Cable Holdings LLC, 7.88%, 8/01/13		150	170,947
France Telecom SA, 4.38%, 7/08/14		85	89,599
GTE Corp.:
6.84%, 4/15/18		8,030	8,866,670
6.94%, 4/15/28		100	104,989
New Communications Holdings, Inc., 8.25%, 4/15/17 (b)		3,130	3,184,775
Qwest Communications International, Inc.:
7.50%, 2/15/14		1,150	1,170,125
Series B, 7.50%, 2/15/14		810	824,175
Qwest Corp.:
8.88%, 3/15/12		1,075	1,177,125
3.51%, 6/15/13 (a)		135	136,181
8.38%, 5/01/16		2,625	2,953,125
TELUS Corp., 8.00%, 6/01/11		423	455,240
Telecom Italia Capital SA:
5.25%, 10/01/15		325	332,765
6.00%, 9/30/34		45	39,921
Telefonica Emisiones SAU:
5.98%, 6/20/11		1,070	1,124,781
4.95%, 1/15/15		9,325	9,846,715
Telefonica Europe BV, 7.75%, 9/15/10		2,010	2,070,754
Verizon Communications, Inc.:
8.75%, 11/01/18		11,300	14,175,963
6.35%, 4/01/19		825	913,447
Verizon Maryland, Inc., Series B, 5.13%, 6/15/33		125	101,762
Verizon New Jersey, Inc., 7.85%, 11/15/29		35	38,076
Verizon Virginia, Inc., Series A, 4.63%, 3/15/13		60	62,934
Windstream Corp.:
8.13%, 8/01/13		180	188,550
8.63%, 8/01/16		255	260,737

			68,130,147

Corporate Bonds	Par (000)		Value

Electric Utilities — 0.6%
Florida Power & Light Co.:
5.63%, 4/01/34	USD	150	$147,058
4.95%, 6/01/35		25	22,365
5.95%, 2/01/38		3,595	3,685,270
Florida Power Corp., 6.40%, 6/15/38		6,700	7,286,625
Massachusetts Electric Co., 5.90%, 11/15/39 (b)		4,170	4,224,223
PacifiCorp., 6.25%, 10/15/37		25	26,548
Progress Energy, Inc., 7.10%, 3/01/11		885	930,710
Southern California Edison Co., Series 08-A, 5.95%, 2/01/38		2,825	2,936,000

			19,258,799

Food & Staples Retailing — 0.0%
CVS Caremark Corp., 0.55%, 6/01/10 (a)		400	400,058

Food Products — 1.0%
Kellogg Co., 4.45%, 5/30/16		125	132,761
Kraft Foods, Inc.:
6.50%, 8/11/17		7,620	8,535,566
5.38%, 2/10/20		11,845	12,038,725
6.50%, 2/09/40		3,055	3,165,838
Tyson Foods, Inc., 10.50%, 3/01/14		6,490	7,706,875

			31,579,765

Health Care Equipment & Supplies — 0.1%
CareFusion Corp.:
5.13%, 8/01/14		140	148,578
6.38%, 8/01/19		3,478	3,803,378
DJO Finance LLC, 10.88%, 11/15/14		360	391,050

			4,343,006

Health Care Providers & Services — 0.3%
HCA, Inc., 7.25%, 9/15/20 (b)		7,975	8,084,656
Tenet Healthcare Corp., 10.00%, 5/01/18 (b)		147	164,640

			8,249,296

Hotels, Restaurants & Leisure — 0.2%
Wendy’s International, Inc., 6.25%, 11/15/11		5,380	5,608,650

Household Durables — 1.4%
American Greetings Corp., 7.38%, 6/01/16		570	568,575
Belvoir Land LLC, Series A-1, 5.27%, 12/15/47 (b)		20	15,604
Centex Corp., 5.13%, 10/01/13		9,798	9,993,960
D.R. Horton, Inc.:
6.88%, 5/01/13		7,830	8,201,925
6.13%, 1/15/14		9,830	10,038,880
5.63%, 9/15/14		2,269	2,246,310
Irwin Land LLC:
Series A-1, 5.03%, 12/15/25 (b)		25	22,748
Series A-2, 5.40%, 12/15/47		600	478,086
KB Home, 6.38%, 8/15/11		1,488	1,521,480
Lennar Corp., Series B, 5.60%, 5/31/15		3,610	3,429,500
Ohana Military Communities LLC, Series 04I, 6.19%, 4/01/49		25	22,896
Pulte Homes, Inc.:
6.25%, 2/15/13		430	443,975
5.20%, 2/15/15		2,720	2,607,800
Ryland Group, Inc., 5.38%, 5/15/12		2,445	2,469,450
Toll Brothers Finance Corp., 4.95%, 3/15/14		2,260	2,288,618

			44,349,807

IT Services — 0.7%
First Data Corp.:
9.88%, 9/24/15		10,240	8,832,000
9.88%, 9/24/15		4,570	3,895,925
iPayment Investors LP, 11.63%, 7/15/14 (b)(f)		517	431,707
Sabre Holdings Corp., 8.35%, 3/15/16		10,080	9,576,000

			22,735,632

See Notes to Financial Statements.

BLACKROCK BALANCED CAPITAL FUND, INC.	MARCH 31, 2010	33

Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Independent Power Producers & Energy Traders — 0.3%
AES Ironwood LLC, 8.86%, 11/30/25	USD	81	$78,974
AES Red Oak LLC, Series B, 9.20%, 11/30/29		50	49,250
NRG Energy, Inc.:
7.25%, 2/01/14		610	614,575
7.38%, 2/01/16		130	129,025
TXU Corp., 5.55%, 11/15/14		11,845	8,646,850
Texas Competitive Electric Holdings Co. LLC, Series B, 10.25%, 11/01/15 (g)		1,754	1,219,030

			10,737,704

Insurance — 2.4%
Hartford Life Global Funding Trusts, 0.44%, 6/16/14 (a)		13,275	12,321,072
Metropolitan Life Global Funding I (b):
2.88%, 9/17/12		8,375	8,513,171
2.50%, 1/11/13		24,245	24,264,105
5.13%, 4/10/13		11,825	12,695,284
5.13%, 6/10/14		1,500	1,588,779
Monument Global Funding Ltd., 0.41%, 6/16/10 (a)(b)		2,510	2,496,088
Prudential Financial, Inc., 4.75%, 9/17/15		10,790	11,105,802
Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (b)		4,665	5,060,275

			78,044,576

Media — 2.1%
Belo Corp., 6.75%, 5/30/13		1,805	1,823,050
Clear Channel Worldwide Holdings, Inc. (b):
9.25%, 12/15/17		1,843	1,914,416
9.25%, 12/15/17		7,372	7,703,740
Comcast Cable Communications Holdings, Inc.:
8.38%, 3/15/13		670	776,627
9.46%, 11/15/22		2,225	2,972,976
Comcast Corp.:
5.50%, 3/15/11		610	634,636
5.90%, 3/15/16		475	518,884
7.05%, 3/15/33		170	182,822
6.50%, 11/15/35		15	15,364
6.45%, 3/15/37		7,000	7,128,562
6.95%, 8/15/37		1,300	1,406,363
6.40%, 3/01/40		3,400	3,455,865
Cox Communications, Inc.:
7.13%, 10/01/12		3,895	4,353,290
8.38%, 3/01/39 (b)		6,180	7,729,326
News America Holdings, Inc.:
7.75%, 1/20/24		10	11,959
7.70%, 10/30/25		15	16,666
News America, Inc.:
7.13%, 4/08/28		125	132,141
7.63%, 11/30/28		140	155,624
6.20%, 12/15/34		75	74,804
6.40%, 12/15/35		5,210	5,320,202
6.75%, 1/09/38		5,060	5,306,731
TCI Communications, Inc.:
8.75%, 8/01/15		360	436,983
7.88%, 2/15/26		10	11,462
Time Warner Cable, Inc.:
5.40%, 7/02/12		110	118,085
5.85%, 5/01/17		4,225	4,523,923
Time Warner Cos., Inc.:
9.13%, 1/15/13		9,715	11,349,860
7.57%, 2/01/24		745	858,833
6.63%, 5/15/29		20	21,088

Corporate Bonds	Par (000)		Value

Media (concluded)
Time Warner Entertainment Co. LP, 8.38%, 3/15/23	USD	150	$183,060
Time Warner, Inc., 7.63%, 4/15/31		15	17,132

			69,154,474

Metals & Mining — 0.3%
Aleris International, Inc., 9.00%, 12/15/14 (c)(d)		140	14
Arch Western Finance LLC, 6.75%, 7/01/13		625	627,344
Freeport-McMoRan Copper & Gold, Inc., 3.88%, 4/01/15 (a)		1,150	1,161,500
Teck Resources Ltd., 10.75%, 5/15/19		7,570	9,273,245

			11,062,103

Multi-Utilities — 0.0%
CenterPoint Energy, Inc., 7.25%, 9/01/10		480	490,582
CenterPoint Energy Resources Corp., Series B, 7.88%, 4/01/13		30	34,352

			524,934

Oil, Gas & Consumable Fuels — 3.6%
BP Capital Markets Plc, 3.13%, 3/10/12		11,530	11,944,031
Canadian Natural Resources, Ltd.:
5.70%, 5/15/17		125	133,383
5.90%, 2/01/18		2,625	2,840,893
6.50%, 2/15/37		4,420	4,689,933
Cenovus Energy, Inc., 6.75%, 11/15/39 (b)		5,145	5,580,087
ConocoPhillips:
4.60%, 1/15/15		17,042	18,277,323
7.00%, 3/30/29		80	90,363
Consolidated Natural Gas Co.:
Series A, 5.00%, 3/01/14		235	249,510
Series C, 6.25%, 11/01/11		150	160,707
EnCana Holdings Finance Corp., 5.80%, 5/01/14		25	27,602
Enterprise Products Operating LLC, 6.13%, 10/15/39		4,600	4,522,849
Enterprise Products Operating LP, 4.95%, 6/01/10		450	452,334
MidAmerican Energy Holdings Co.:
5.95%, 5/15/37		7,150	7,038,853
6.50%, 9/15/37		25	26,437
Nexen, Inc., 6.40%, 5/15/37		7,000	7,056,168
Pemex Finance Ltd., 9.03%, 2/15/11		14	14,381
Petrobras International Finance Co.:
5.88%, 3/01/18		690	720,601
5.75%, 1/20/20		15,650	16,033,284
Rockies Express Pipeline LLC, 3.90%, 4/15/15 (b)		6,400	6,312,032
Shell International Finance B.V., 4.00%, 3/21/14		14,625	15,390,297
Tennessee Gas Pipeline Co., 7.00%, 10/15/28		920	972,479
Valero Energy Corp., 6.63%, 6/15/37		9,050	8,607,057
XTO Energy, Inc.:
6.75%, 8/01/37		3,370	3,945,599
6.38%, 6/15/38		2,750	3,079,645

			118,165,848

Paper & Forest Products — 0.2%
International Paper Co., 7.30%, 11/15/39		5,550	5,931,024

Pharmaceuticals — 2.4%
Bristol-Myers Squibb Co., 6.88%, 8/01/97		75	80,534
Eli Lilly & Co., 3.55%, 3/06/12		5,465	5,702,099
GlaxoSmithKline Capital, Inc.:
4.85%, 5/15/13		8,050	8,725,403
5.65%, 5/15/18		125	135,730
Merck & Co., Inc.:
4.00%, 6/30/15		11,910	12,473,974
6.40%, 3/01/28		25	27,338

See Notes to Financial Statements.

34	BLACKROCK BALANCED CAPITAL FUND, INC.	MARCH 31, 2010

Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Pharmaceuticals (concluded)
Novartis Capital Corp., 2.90%, 4/24/15	USD	13,200	$13,107,851
Pfizer, Inc., 5.35%, 3/15/15 (e)		19,655	21,656,960
Roche Holdings, Inc. (b):
2.25%, 2/25/11 (a)		2,735	2,784,643
5.00%, 3/01/14		11,525	12,448,487
6.00%, 3/01/19		25	27,628
Schering-Plough Corp., 5.55%, 12/01/13		85	94,422
Teva Pharmaceutical Finance LLC, 6.15%, 2/01/36		50	51,865
Wyeth, 6.00%, 2/15/36		100	105,705

			77,422,639

Real Estate Investment Trusts (REITs) — 0.1%
iStar Financial, Inc., 5.65%, 9/15/11		2,220	2,025,750

Road & Rail — 0.0%
The Hertz Corp., 8.88%, 1/01/14		1,160	1,191,900

Software — 0.2%
Oracle Corp.:
4.95%, 4/15/13		35	38,023
3.75%, 7/08/14		275	286,977
5.75%, 4/15/18		5,980	6,558,912

			6,883,912

Specialty Retail — 0.0%
Limited Brands, Inc., 6.13%, 12/01/12		395	414,750

Thrifts & Mortgage Finance — 0.4%
Achmea Hypotheekbank NV, 3.20%, 11/03/14 (b)		13,180	13,348,071

Tobacco — 0.3%
Philip Morris International, Inc., 4.50%, 3/26/20		10,400	10,146,833

Wireless Telecommunication Services — 1.8%
CellCo Partnership:
3.75%, 5/20/11		27,900	28,768,471
8.50%, 11/15/18		100	124,766
Crown Castle Towers LLC, 6.11%, 1/15/40 (b)		13,550	14,173,842
Rogers Wireless, Inc., 7.50%, 3/15/15		140	163,408
Vodafone Group Plc:
5.00%, 12/16/13		285	307,588
4.15%, 6/10/14		13,325	13,837,013
5.00%, 9/15/15		130	137,536

			57,512,624

Total Corporate Bonds — 30.2%			983,383,266

Foreign Agency Obligations

Demirate of Abu Dhabi, 6.75%, 4/08/19 (b)		100	113,785
Landwirtschaftliche Rentenbank:
4.13%, 7/15/13		1,015	1,080,393
Series E, 5.25%, 7/02/12		3,515	3,806,172
Series E, 4.38%, 1/15/13		2,860	3,066,080
Series E, 4.00%, 2/02/15		2,235	2,350,255
Mexico Government International Bond, 6.38%, 1/16/13		2,818	3,127,980
Province of Ontario Canada:
4.10%, 6/16/14		14,980	16,002,984
Series 1, 1.88%, 11/19/12		10,810	10,888,489
United Mexican States, Series A, 5.13%, 1/15/20		4,550	4,595,500

Total Foreign Agency Obligations — 1.4%			45,031,638

Non-Agency Mortgage-Backed Securities	Par (000)		Value

Collateralized Mortgage Obligations — 8.8%
Banc of America Alternative Loan Trust, Class 4A1:
Series 2004-5, 5.00%, 6/25/19	USD	31	$31,436
Series 2004-7, 5.00%, 8/25/19		1,242	1,185,959
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-2, Class 2A1, 5.65%, 7/25/36 (a)		2,120	1,463,938
BlackRock Capital Finance LP, Series 1997-R2, Class AP, 1.23%, 12/25/35 (a)(b)(h)		9	9,158
Citigroup Mortgage Loan Trust, Inc., Series 2007-2, Class 2A, 6.00%, 11/25/36		723	670,768
CitiMortgage Alternative Loan Trust, Series 2007-A8, Class A1, 6.00%, 10/25/37		22,623	17,093,651
Collateralized Mortgage Obligation Trust, Series 57,Class D, 9.90%, 2/01/19		16	17,574
Countrywide Alternative Loan Trust:
Series 2004-18CB, Class 2A5, 0.70%, 9/25/34 (a)		712	660,421
Series 2005-21B, Class A17, 6.00%, 6/25/35		19,920	18,170,426
Series 2006-0A10, Class 1A1, 1.41%, 8/25/46 (a)		75	38,356
Series 2006-0A21, Class A1, 0.43%, 3/20/47 (a)		10,650	5,699,917
Series 2006-43CB, Class 1A10, 6.00%, 2/25/37		8,812	5,743,803
Series 2006-OC9, Class A1, 0.32%, 12/25/46 (a)		2,709	2,576,110
Series 2006-OC10, Class 2A1, 0.34%, 11/25/36 (a)		2,067	2,001,893
Series 2006-OC11, Class 2A1, 0.35%, 1/25/37 (a)		2,238	2,177,446
Series 2006-J4, Class 2A8, 6.00%, 7/25/36		19,224	13,424,395
Countrywide Home Loan Mortgage Pass-Through Trust (a):
Series 2004-29, Class1A1, 0.79%, 2/25/35		542	406,262
Series 2006-0A5, Class 2A1, 0.45%, 4/25/46		4,580	2,304,631
Series 2006-0A5, Class 3A1, 0.45%, 4/25/46		7,947	4,343,650
Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 3A1, 6.00%, 10/25/21		4,394	3,260,616
Deutsche Alt-A Securities, Inc. Alternate Loan Trust (a):
Series 2005-2, Class 1A1, 0.65%, 4/25/35		1,912	1,423,010
Series 2006-0A1, Class A1, 0.45%, 2/25/47		30	16,984
First Horizon Asset Securities, Inc., Series 2005-AR3, Class 3A1, 5.49%, 8/25/35 (a)		3,376	2,980,168
GSR Mortgage Loan Trust:
Series 2004-9, Class 4A1, 3.25%, 8/25/34 (a)		125	117,737
Series 2005-AR4, Class 6A1, 5.25%, 7/25/35 (a)		11,716	10,817,127
Series 2006-2F, Class 2A2, 5.75%, 2/25/36		2,326	1,935,822
Harborview Mortgage Loan Trust (a):
Series 2005-8, Class 1A2A, 0.57%, 9/19/35		1,513	891,153
Series 2005-10, Class 2A1A, 0.55%, 11/19/35		1,472	890,053
Series 2006-9, Class 2A1A, 0.45%, 11/19/36		445	259,965
Series 2006-11, Class A1A, 0.41%, 12/19/36		999	534,877

See Notes to Financial Statements.

BLACKROCK BALANCED CAPITAL FUND, INC.	MARCH 31, 2010	35

Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)		Value

Collateralized Mortgage Obligations (concluded)
Homebanc Mortgage Trust (a):
Series 2005-4, Class A1, 0.52%, 10/25/35	USD	89	$63,394
Series 2006-2, Class A1, 0.43%, 12/25/36		9,470	6,380,349
Impac CMB Trust, Series 2005-6, Class 1A2, 0.39%, 10/25/35 (a)		564	324,409
Impac Secured Assets CMN Owner Trust, Series 2004-3 (a):
Class 1A4, 0.65%, 11/25/34		1,563	1,399,196
Class M1, 0.85%, 11/25/34		11,950	3,287,256
IndyMac INDX Mortgage Loan Trust, Series 2006-AR41, Class A3, 0.43%, 2/25/37 (a)		14,413	7,480,943
JPMorgan Mortgage Trust:
Series 2006-S2, Class 2A2, 5.88%, 7/25/36		2,139	1,962,188
Series 2007-S1, Class 1A2, 5.50%, 3/25/22		1,301	1,235,501
Luminent Mortgage Trust, Series 2006-7, Class 1A1, 0.43%, 12/25/36 (a)		18,828	9,277,977
MASTR Alternative Loans Trust, Series 2004-4, Class 1A1, 5.50%, 5/25/34		48	47,859
Ocwen Residential MBS Corp., Series 1998-R2, Class AP, 13.12%, 11/25/34 (a)(b)		21	4,281
Residential Accredit Loans, Inc.:
Series 2006-QS4, Class A9, 6.00%, 4/25/36		7,588	5,024,912
Series 2007-QS1, Class 2A10, 6.00%, 1/25/37		5,011	2,921,550
Series 2007-QS5, Class A1, 5.50%, 3/25/37		7,108	4,294,527
Station Place Securitization Trust, Series 2009-1, Class A, 1.75%, 1/25/40 (a)(b)		15,045	15,007,388
Structured Adjustable Rate Mortgage Loan Trust (a):
Series 2005-19XS, Class 1A1, 0.57%, 10/25/35		57	33,573
Series 2007-3, Class 2A1, 5.64%, 4/25/37		24,689	16,682,241
Structured Asset Securities Corp., Series 2005-GEL2, Class A, 0.53%, 4/25/35 (a)		957	831,068
WaMu Mortgage Pass-Through Certificates (a):
Series 2000-1, Class B1, 0.65%, 1/25/40 (b)		1	239
Series 2006-AR11, Class 1A, 1.44%, 9/25/46		1,283	764,534
Series 2006-AR18, Class 1A1, 5.27%, 1/25/37		24,911	18,483,380
Series 2007-0A4, Class 1A, 1.25%, 5/25/47		4,898	2,907,848
Wells Fargo Mortgage-Backed Securities Trust (a):
Series 2005-AR15, Class 2A1, 5.10%, 9/25/35		31,107	28,956,632
Series 2006-AR2, Class 2A5, 4.99%, 3/25/36		27,521	22,799,258
Series 2006-AR3, Class A4, 5.66%, 3/25/36		27,786	21,385,899
Series 2006-AR4, Class 2A4, 5.75%, 4/25/36		1,900	1,566,427
Series 2006-AR12, Class 2A1, 6.07%, 9/25/36		6,148	5,188,931
Series 2006-AR15, Class A1, 5.57%, 10/25/36		5,898	5,049,376

			284,508,442

Commercial Mortgage-Backed Securities — 14.7%
Banc of America Commercial Mortgage, Inc.:
Series 2005-3, Class A3A, 4.62%, 7/10/43		850	861,706
Series 2006-2, Class A4, 5.74%, 5/10/45 (a)		5,460	5,657,518
Series 2007-3, Class A2, 5.66%, 6/10/49 (a)(i)		22,000	22,882,495
Bank of America Commercial Mortgage, Inc.:
Series 2004-4, Class A6, 4.88%, 7/10/42 (a)		2,840	2,872,314
Series 2004-7, Class 4A1, 6.50%, 4/15/36		1,532	1,580,920
Bear Stearns Commercial Mortgage Securities:
Series 1998-C1, Class A2, 6.44%, 6/16/30		172	171,649
Series 2000-WF2, Class A2, 7.32%, 10/15/32 (a)		886	894,692
Series 2002-TOP6, Class A2, 6.46%, 10/15/36		205	218,148
Series 2004-PWR6, Class A6, 4.83%, 11/11/41		440	451,024
Series 2006-PW11, Class A4, 5.46%, 3/11/39 (a)		175	181,317
Series 2007-PW15, Class A4, 5.33%, 2/11/44		20,950	20,185,071

Non-Agency Mortgage-Backed Securities	Par (000)		Value

Commercial Mortgage-Backed Securities (continued)
CS First Boston Mortgage Securities Corp.:
Series 2001-CK6, Class A3, 6.39%, 8/15/36	USD	553	$582,116
Series 2002-CKN2, Class A3, 6.13%, 4/15/37		235	249,548
Series 2002-CKS4, Class A2, 5.18%, 11/15/36		3,605	3,789,497
Series 2002-CP5, Class A1, 4.11%, 12/15/35		5,749	5,893,283
Series 2003-C3, Class A5, 3.94%, 5/15/38		3,550	3,616,100
Series 2003-CPN1, Class A2, 4.60%, 3/15/35		1,000	1,038,313
Citigroup Commercial Mortgage Trust, Series 2005-C3, Class A4, 4.86%, 5/15/43		860	882,244
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5, Class A4, 5.89%, 11/15/44 (a)		446	446,406
Commercial Mortgage Asset Trust, Series 1999-C2, Class A2, 7.55%, 11/17/32 (a)		12	11,823
Commercial Mortgage Pass-Through Certificates (a):
Series 2000-C1, Class A2, 7.42%, 8/15/33		123	122,469
Series 2004-LB3A, Class A3, 5.09%, 7/10/37		9,900	10,204,012
Series 2007-C9, Class A4, 5.82%, 12/10/49		384	384,311
Series 2007-C9, Class AAB, 5.82%, 12/10/49		175	183,573
Credit Suisse Mortgage Capital Certificates, Series 2006-CA4, Class A2, 5.36%, 9/15/39 (i)		25,000	25,712,717
DLJ Commercial Mortgage Corp., Series 2000-CKP1, Class A1B, 7.18%, 11/10/33		1,139	1,148,758
First Union National Bank Commercial Mortgage:
Series 2000-C2, Class A2, 7.20%, 10/15/32		86	87,262
Series 2001-C2, Class A2, 6.66%, 1/12/43		2,909	3,000,226
Series 2001-C3, Class A3, 6.42%, 8/15/33		1,202	1,252,609
GE Capital Commercial Mortgage Corp.:
Series 2001-1, Class B, 6.72%, 5/15/33		225	232,236
Series 2001-3, Class A2, 6.07%, 6/10/38		1,670	1,757,651
Series 2002-1A, Class A3, 6.27%, 12/10/35		1,730	1,838,767
Series 2007-C1, Class A2, 5.42%, 12/10/49 (i)		38,422	39,437,970
GMAC Commercial Mortgage Securities, Inc.:
Series 2000-C2, Class A2, 7.46%, 8/16/33 (a)		519	520,020
Series 2000-C2, Class A2, 5.48%, 5/10/40 (a)		2,465	2,627,820
Series 2001-C1, Class B, 6.67%, 4/15/34 (a)		15,000	15,518,586
Series 2003-C3, Class A4, 5.02%, 4/10/40		2,325	2,440,963
Series 2004-C3, Class AAB, 4.70%, 12/10/41		679	679,447
GS Mortgage Securities Corp. II:
Series 2004-GG2, Class A4, 4.96%, 8/10/38		1,625	1,670,747
Series 2007-GG10, Class A2, 5.78%, 8/10/45 (a)(i)		36,500	37,891,132
Greenwich Capital Commercial Funding Corp.:
Series 2004-GG1, Class A4, 4.76%, 6/10/36		20,485	20,791,626
Series 2005-GG3, Class A3, 4.57%, 8/10/42		2,445	2,482,909
Series 2005-GG3, Class AAB, 4.62%, 8/10/42		904	929,723
Series 2006-GG7, Class A4, 5.89%, 7/10/38 (a)		467	475,677
Series 2007-GG9, Class A4, 5.44%, 3/10/39		1,850	1,799,122
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2001-C1, Class A3, 5.86%, 10/12/35		960	1,004,116
Series 2001-CIB2, Class A3, 6.43%, 4/15/35		21,558	22,417,347
Series 2001-CIB3, Class A3, 6.47%, 11/15/35		3,150	3,316,646
Series 2001-CIBC, Class A3, 6.26%, 3/15/33		993	1,016,347
Series 2004-CBX, Class A5, 4.65%, 1/12/37		900	918,717
Series 2006-LDP8, Class A2, 5.29%, 5/15/45 (i)		25,000	26,130,170
Series 2007-LD1, Class A2, 5.80%, 6/15/49 (a)		37,000	38,263,772

See Notes to Financial Statements.

36	BLACKROCK BALANCED CAPITAL FUND, INC.	MARCH 31, 2010

Schedule of Investments (continued)	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)		Value

Commercial Mortgage-Backed Securities (concluded)
JPMorgan Commercial Mortgage Finance Corp., Series 2000-C10, Class A2, 7.37%, 8/15/32 (a)	USD	7	$6,782
LB-UBS Commercial Mortgage Trust:
Series 2000-C4, Class A2, 7.37%, 8/15/26		515	517,253
Series 2003-C7, Class A3, 4.56%, 9/15/27 (a)		195	198,259
Series 2005-C1, Class AAB, 4.57%, 2/15/30		1,050	1,086,089
Series 2007-C1, Class A4, 5.42%, 2/15/40		1,500	1,453,017
Series 2007-C2, Class A3, 5.43%, 2/15/40		175	168,408
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A2, 5.61%, 5/12/39 (a)(i)		40,000	41,006,508
Merrill Lynch/Countrywide Commercial Mortgage Trust:
Series 2006-2, Class A2, 5.88%, 6/12/46 (a)(i)		14,159	14,627,281
Series 2007-9, Class ASB, 5.64%, 9/12/49 (i)		25,000	25,837,710
Morgan Stanley Capital I:
Series 2007-HQ11, Class A2, 5.36%, 2/12/44 (i)		13,000	13,458,078
Series 2007-HQ13, Class A1, 5.36%, 12/15/44		264	270,372
Morgan Stanley Dean Witter Capital I, Series 2001-TOP3, Class A4, 6.39%, 7/15/33		1,285	1,339,031
Prudential Mortgage Capital Funding, LLC, Series 2001-Rock, Class A2, 6.61%, 5/10/34		2,025	2,095,383
Salomon Brothers Mortgage Securities VII, Inc.:
Series 2000-C3, Class A2, 6.59%, 12/18/33		773	780,327
Series 2001-C2, Class A3, 6.50%, 11/13/36		4,700	4,938,472
Wachovia Bank Commercial Mortgage Trust:
Series 2005-C21, Class A3, 5.21%, 10/15/44 (a)		9,420	9,542,732
Series 2006-C28, Class A2, 5.50%, 10/15/48 (i)		14,095	14,474,919
Series 2006-C29, Class A4, 5.31%, 11/15/48		7,040	6,989,515
WaMu Commercial Mortgage Securities Trust, Series 2005-C1A, Class A2, 5.15%, 5/25/36 (a)		77	76,990

			477,590,758

Interest Only Commercial Mortgage-Backed Securities — 0.0%
WaMu Commercial Mortgage Securities Trust, Series 2005-C1A, Class X, 2.10%, 5/25/36 (a)		9,380	236,986

Total Non-Agency Mortgage-Backed Securities — 23.5%			762,336,186

Preferred Securities

Capital Trusts

Capital Markets — 0.2%
Credit Suisse Guernsey Ltd., 5.86% (a)(j)		3,101	2,907,187
Goldman Sachs Capital II, 5.79% (a)(j)		3,190	2,703,525
Lehman Brothers Holdings Capital Trust VII, 5.86% (c)(d)(j)		1,868	4,670

			5,615,382

Commercial Banks — 0.0%
Barclays Bank Plc (a)(b)(j):
5.93%		1,125	990,000
7.43%		100	98,500

			1,088,500

Capital Trusts	Par (000)		Value

Diversified Financial Services — 0.3%
JPMorgan Chase & Co., 7.90% (a)(j)	USD	10,800	$11,513,880

Insurance — 1.2%
The Allstate Corp., Series B, 6.13%, 5/15/67 (a)		35	33,163
Chubb Corp., 6.38%, 3/29/67 (a)		6,875	6,917,969
Lincoln National Corp. (a):
7.00%, 5/17/66		4,185	3,808,350
6.05%, 4/20/67		3,110	2,589,075
MetLife, Inc., 6.40%, 12/15/66		8,350	7,473,250
Progressive Corp., 6.70%, 6/15/67 (a)		6,460	6,342,861
Reinsurance Group of America, 6.75%, 12/15/65 (a)		4,415	4,056,502
The Travelers Cos., Inc., 6.25%, 3/15/67 (a)		5,790	5,699,415
ZFS Finance (USA) Trust V, 6.50%, 5/09/67 (a)(b)		1,329	1,255,905

			38,176,490

Total Capital Trusts — 1.7%			56,394,252

Trust Preferred	Shares

Diversified Financial Services — 0.0%
JPMorgan Chase Capital XXI, Series U, 1.20%, 1/15/87 (a)		285,000	216,743

Total Trust Preferred — 0.0%			216,743

Total Preferred Securities — 1.7%			56,610,995

Taxable Municipal Bonds	Par (000)

The Board of Trustees of The Leland Stanford Junior University, 4.25%, 5/01/16	USD	55	56,812
Chicago Metropolitan Water Reclamation District- Greater Chicago Illinois, GO, Build America Bonds, Taxable, 5.72%, 12/01/38		4,195	4,235,020
Cornell University, 4.35%, 2/01/14		360	378,612
Dallas Area Rapid Transit, RB, Build America Bonds, 6.00%, 12/01/44		2,210	2,361,893
The Leland Stanford Junior University, 4.75%, 5/01/19		2,450	2,545,085
Metropolitan Transportation Authority, RB, Build America Bonds, 7.34%, 11/15/39		5,540	6,418,921
New Jersey State Turnpike Authority, RB, Build America Bonds, 7.41%, 1/01/40		1,535	1,784,146
New York State Dormitory Authority, RB, Build America Bonds, 5.63%, 3/15/39		4,650	4,567,556
State of California, GO:
Build America Bonds, 7.30%, 10/01/39		6,590	6,612,208
Various Purpose 3, 5.45%, 4/01/15		20,425	20,964,220
State of Texas, GO, Build America Bonds, Taxable, 5.52%, 4/01/39		11,285	11,215,484
Port Authority of New York & New Jersey, RB, Consolidated:
158th Series, 5.86%, 12/01/24		55	57,078
159th Series, 6.04%, 12/01/29		3,275	3,381,765

Total Taxable Municipal Bonds — 2.0%			64,578,800

See Notes to Financial Statements.

BLACKROCK BALANCED CAPITAL FUND, INC.	MARCH 31, 2010	37

Schedule of Investments (continued)	Master Total Return Portfolio (Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities	Par (000)		Value

Agency Obligations — 4.8%
Fannie Mae, 6.63%, 11/15/30	USD	1,450	$1,732,849
Federal Home Loan Banks:
1.63%, 7/27/11		12,250	12,385,767
5.38%, 8/19/11 (k)		15,950	16,918,452
1.00%, 12/28/11		4,300	4,299,148
4.00%, 9/06/13		11,950	12,731,614
3.63%, 10/18/13		13,950	14,733,446
5.00%, 11/17/17		10,950	11,967,726
Freddie Mac:
5.25%, 7/18/11		19,950	21,118,132
1.13%, 12/15/11		4,300	4,309,821
2.13%, 3/23/12		2,000	2,036,156
1.75%, 6/15/12 (e)		12,450	12,570,242
2.13%, 9/21/12		4,500	4,570,659
4.50%, 7/15/13		13,950	15,086,213
2.50%, 4/23/14		2,100	2,117,128
4.38%, 7/17/15		7,950	8,521,017
4.88%, 6/13/18		4,300	4,601,400
3.75%, 3/27/19		3,650	3,560,699
6.25%, 7/15/32		1,900	2,199,140

			155,459,609

Collateralized Mortgage Obligations — 0.9%
Fannie Mae Mortgage-Backed Securities:
Series 2003-41, Class XU, 4.00%, 7/25/15		491	491,008
Series 2004-28, Class PB, 6.00%, 8/25/28		13	12,920
Series 2004-29, Class HC, 7.50%, 7/25/30		735	784,502
Series 2005-48, Class AR, 5.50%, 2/25/35		71	76,417
Series 2005-118, Class MC, 6.00%, 1/25/32		63	64,492
Series 2006-26, Class QA, 5.50%, 6/25/26		753	771,128
Series 2006-M2, Class A2A, 5.27%, 10/25/32 (a)		4,600	4,780,192
Series 2007-22, Class PA, 5.50%, 3/25/37		11,167	12,056,710
Freddie Mac Mortgage-Backed Securities:
Series 2825, Class VP, 5.50%, 6/15/15		1,259	1,359,163
Series 3063, Class YB, 5.50%, 6/15/26		581	589,731
Series 3068, Class VA, 5.50%, 10/15/16		7,813	8,261,068

			29,247,331

Commercial Mortgage-Backed Securities — 0.0%
Freddie Mac Mortgage-Backed Securities, Series K003, Class A3, 4.32%, 12/25/15		105	109,818

Interest Only Collateralized Mortgage Obligations — 0.5%
Ginnie Mae Mortgage-Backed Securities (a):
Series 2007-9, Class BI, 6.35%, 3/20/37		25,170	2,628,760
Series 2009-16, Class SL, 7.10%, 1/20/37		30,317	3,680,341
Series 2009-26, Class SC, 5.95%, 1/16/38		21,830	2,564,808
Series 2009-47, Class KS, 5.82%, 6/16/39		70,526	6,321,746

			15,195,655

Interest Only Mortgaged-Backed Securities — 0.5%
Fannie Mae Mortgage-Backed Securities:
6.28%, 8/01/11		1,800	1,884,465
5.05%, 8/01/38 (a)		13,460	14,174,487
5.57%, 10/01/38 (a)		100	106,127
Freddie Mac Mortgage-Backed Securities (a):
5.36%, 5/01/36		104	109,608
5.71%, 10/01/36		127	133,989
5.31%, 2/01/37		203	214,117
5.50%, 2/01/37		205	216,520

			16,839,313

U.S. Government Sponsored Agency Securities	Par (000)		Value

Mortgaged-Backed Securities — 102.0%
Fannie Mae Mortgage-Backed Securities:
4.00%, 4/01/25 – 5/15/40 (l)	USD	79,000	$78,816,094
4.50%, 12/01/20 – 4/15/40 (e)(l)		1,194,335	1,202,627,164
5.00%, 4/15/25 – 4/15/40 (e)(l)		358,221	371,036,229
5.50%, 7/01/14 – 6/15/40 (l)		770,261	810,763,057
6.00%, 1/01/21 – 6/15/40 (l)		453,626	483,179,679
6.50%, 8/01/32 – 4/15/40 (l)		105,020	113,815,777
7.00%, 3/01/11 – 11/01/17		10	11,185
Freddie Mac Mortgage-Backed Securities:
4.00%, 5/01/10		174	174,654
5.00%, 4/15/25 – 4/15/40 (l)		17,575	18,437,969
5.50%, 2/01/14 – 4/15/40 (l)		42,927	45,579,518
6.00%, 5/01/13 – 4/15/40 (l)		97,977	105,210,078
Ginnie Mae Mortgage-Backed Securities:
2.75%, 5/20/34 (a)		1,862	1,899,553
5.00%, 4/15/40 – 4/21/40 (l)		64,400	66,895,500
5.50%, 6/15/33 – 2/15/35		462	491,937
6.00%, 10/15/14 – 11/15/28		21	23,001
6.50%, 4/15/40 (l)		13,400	14,429,080
7.50%, 4/15/31 – 3/15/32		333	377,009

			3,313,767,484

Total U.S. Government Sponsored Agency Securities — 108.7%			3,530,619,210

U.S. Treasury Obligations

U.S. Treasury Bonds:
9.88%, 11/15/15		10,450	14,345,891
7.25%, 5/15/16		6,800	8,442,622
8.75%, 5/15/17		8,150	11,015,230
8.88%, 8/15/17		12,400	16,939,562
8.75%, 8/15/20		25,600	36,184,013
8.00%, 11/15/21		7,300	9,946,250
6.25%, 8/15/23		5,450	6,549,368
7.63%, 2/15/25 (e)		7,500	10,190,625
6.13%, 11/15/27		12,300	14,733,088
5.38%, 2/15/31		2,850	3,152,812
4.50%, 2/15/36		11,350	11,085,761
U.S. Treasury Notes:
1.13%, 6/30/11 (m)		34,450	34,700,314
1.00%, 7/31/11 (m)		15,250	15,328,629
1.00%, 8/31/11 (m)		31,500	31,645,183
4.63%, 10/31/11 (m)		37,700	39,988,503
1.38%, 9/15/12 (m)		134,550	134,844,395
1.38%, 1/15/13 (m)		44,550	44,407,306
3.38%, 6/30/13		14,850	15,626,150
2.38%, 8/31/14 (m)		26,600	26,662,350
2.38%, 9/30/14 (m)		45,050	45,064,056
4.25%, 11/15/14 (g)(m)		24,050	26,062,312
4.25%, 8/15/15 (m)		23,300	25,156,730
5.13%, 5/15/16		4,400	4,938,314
4.88%, 8/15/16		18,800	20,834,216
2.75%, 11/30/16		18,850	18,330,155
4.50%, 5/15/17 (m)		27,400	29,583,451
4.75%, 8/15/17		8,200	8,969,390
2.75%, 2/15/19 (m)		22,900	21,255,849
3.63%, 2/15/20		78,000	76,708,125
3.63%, 2/15/20 (m)		25,300	24,869,116
8.13%, 5/15/21		9,100	12,462,732
3.50%, 2/15/39		23,100	18,692,959
4.38%, 11/15/39		17,150	16,217,469
U.S. Treasury STRIPS, 4.72%, 8/15/20 (e)(n)		53,190	34,320,369

Total U.S. Treasury Obligations — 26.7%			869,253,295

Total Long-Term Investments (Cost — $6,637,715,597) — 203.3%			6,606,712,297

See Notes to Financial Statements.

38	BLACKROCK BALANCED CAPITAL FUND, INC.	MARCH 31, 2010

Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Short-Term Securities	Shares			Value

Money Market Fund — 0.7%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.13% (h)(o)		22,888,235		$22,888,235

	Par (000)

Borrowed Bond Agreements — 3.4%
Barclays Capital Inc.:
0.07%, 4/15/10	USD	77,805		77,805,000
0.12%, 6/30/10		14,708		14,708,375
0.14%, 6/30/10		16,957		16,957,000

				109,470,375

Total Short-Term Securities (Cost — $132,358,610) — 4.1%				132,358,610

Options Purchased		Contracts

Exchange-Traded Call Swaptions Purchased — 0.0%
10-Year US Treasury Bond, Strike Price USD 118, Expires 4/23/10		1,435		201,797
10-Year US Treasury Bond, Strike Price USD 119, Expires 4/23/10		919		43,078

				244,875

Over-the-Counter Call Swaptions — 0.2%
Receive a fixed rate of 1.12% and pay a floating rate based on 3-month LIBOR, Expires 4/26/10, Broker Morgan Stanley Capital Services, Inc.		212	(p)	108,120
Receive a fixed rate of 1.20% and pay a floating rate based on 3-month LIBOR, Expires 9/02/10, Broker Citibank NA		236	(p)	796,430
Receive a fixed rate of 1.15% and pay a floating rate based on 3-month LIBOR, Expires 9/03/10, Broker Deutsche Bank AG		236	(p)	710,400
Receive a fixed rate of 2.91% and pay a floating rate based on 3-month LIBOR, Expires 1/31/11, Broker JPMorgan Chase Bank NA		156	(p)	2,260,453
Receive a fixed rate of 4.19% and pay a floating rate based on 3-month LIBOR, Expires 3/04/11, Broker Deutsche Bank AG		45	(p)	1,325,957
Receive a fixed rate of 4.25% and pay a floating rate based on 3-month LIBOR, Expires 5/14/10, Broker Royal Bank of Scotland Plc		51	(p)	237,456

				5,438,816

Exchange-Traded Put Options Purchased — 0.0%
Euro-dollar Future, Strike Price USD 98.75, Expires 9/13/10		2,125		92,969

Over-the-Counter Put Swaptions — 0.6%
Pay a fixed rate of 1.92% and receive a floating rate based on 3-month LIBOR, Expires 9/02/10, Broker Morgan Stanley Capital Services, Inc.		236	(p)	99,465
Pay a fixed rate of 1.95% and receive a floating rate based on 3-month LIBOR, Expires 9/18/10, Broker Citibank NA		236	(p)	97,108
Pay a fixed rate of 2.91% and receive a floating rate based on 3-month LIBOR, Expires 1/31/11, Broker JPMorgan Chase Bank NA		156	(p)	1,483,354
Pay a fixed rate of 4.19% and receive a floating rate based on 3-month LIBOR, Expires 3/04/11, Broker Deutsche Bank AG		46	(p)	1,774,433

Options Purchased	Contracts (p)			Value

Over-the-Counter Put Swaptions (concluded)
Pay a fixed rate of 5.04% and receive a floating rate based on 3-month LIBOR, Expires 10/15/12, Broker JPMorgan Chase Bank NA		251		$12,358,458
Pay a fixed rate of 5.09% and receive a floating rate based on 3-month LIBOR, Expires 10/29/12, Broker Credit Suisse International		40		1,926,340
Pay a fixed rate of 5.17% and receive a floating rate based on 3-month LIBOR, Expires 10/23/12, Broker JPMorgan Chase Bank NA		50		2,305,668
Pay a fixed rate of 5.25% and pay a floating rate based on 3-month LIBOR, Expires 5/07/10, Broker JPMorgan Chase Bank NA		372		744

				20,045,570

Total Options Purchased (Cost — $34,610,380) — 0.8%				25,822,230

Total Investments Before Borrowed Bonds, TBA Sale Commitments and Outstanding Options Written (Cost — $6,804,684,587*) — 208.2%				6,764,893,137

Borrowed Bonds	Par (000)

U.S. Treasury Bond:
9.88%, 11/15/15	USD	10,450		(14,345,891)
8.88%, 8/15/17		12,400		(16,939,562)
U.S. Treasury Note, 3.63%, 2/15/20		78,000		(76,708,125)

Total Borrowed Bonds (Proceeds — $109,063,149) — (3.3)%				(107,993,578)

TBA Sale Commitments (l)

Fannie Mae Mortgage-Backed Securities:
4.00%, 4/01/25 – 5/15/40		29,100		(28,208,813)
4.50%, 12/01/20 – 4/15/40		914,900		(918,105,801)
5.00%, 4/15/25 – 4/15/40		224,400		(232,039,849)
5.50%, 7/01/14 – 6/15/40		462,700		(488,468,869)
6.00%, 1/01/21 – 6/15/40		319,000		(338,853,284)
6.50%, 8/01/32 – 4/15/40		39,300		(42,591,375)
Freddie Mac Mortgage-Backed Securities:
5.00%, 4/15/25 – 4/15/40		12,600		(13,300,875)
5.50%, 2/01/14 – 4/15/40		18,200		(19,218,071)
6.00%, 5/01/13 – 4/15/40		90,300		(96,889,101)
Ginnie Mae Mortgage-Backed Securities:
5.00%, 4/15/40 – 4/21/40		32,200		(33,467,875)
6.50%, 4/15/40		13,400		(14,429,080)

Total TBA Sale Commitments (Proceeds — $2,227,422,922) — (68.5)%				(2,225,572,993)

See Notes to Financial Statements.

BLACKROCK BALANCED CAPITAL FUND, INC.	MARCH 31, 2010	39

Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Options Written	Contracts		Value

Over-the-Counter Call Swaptions — (0.6)%
Pay a fixed rate of 3.60% and receive a floating rate based on 3-month LIBOR, Expires 4/19/10, Broker Goldman Sachs Bank USA	37	(p)	$(45,525)
Pay a fixed rate of 3.60% and receive a floating rate based on 3-month LIBOR, Expires 5/07/10, Broker JPMorgan Chase Bank NA	28	(p)	(69,276)
Pay a fixed rate of 3.80% and receive a floating rate based on 3-month LIBOR, Expires 5/15/10, Broker Morgan Stanley Capital Services, Inc.	80	(p)	(729,520)
Pay a fixed rate of 3.60% and receive a floating rate based on 3-month LIBOR, Expires 5/24/10, Broker Morgan Stanley Capital Services, Inc.	91	(p)	(324,246)
Pay a fixed rate of 4.80% and receive a floating rate based on 3-month LIBOR, Expires 6/11/10, Broker Barclays Bank Plc	108	(p)	(8,102,065)
Pay a fixed rate of 4.12% and receive a floating rate based on 3-month LIBOR, Expires 8/21/10, Broker Goldman Sachs Bank USA	28	(p)	(725,466)
Pay a fixed rate of 4.12% and receive a floating rate based on 3-month LIBOR, Expires 8/21/10, Broker Morgan Stanley Capital Services, Inc.	25	(p)	(662,254)
Pay a fixed rate of 4.08% and receive a floating rate based on 3-month LIBOR, Expires 9/18/10, Broker Deutsche Bank AG	20	(p)	(480,720)
Pay a fixed rate of 4.90% and receive a floating rate based on 3-month LIBOR, Expires 3/04/13, Broker Deutsche Bank AG	46	(p)	(2,322,362)
Pay a fixed rate of 4.92% and receive a floating rate based on 3-month LIBOR, Expires 3/05/13, Broker Deutsche Bank AG	31	(p)	(1,607,443)
Pay a fixed rate of 4.84% and receive a floating rate based on 3-month LIBOR, Expires 12/02/14, Broker JPMorgan Chase Bank NA	23	(p)	(1,092,944)
Pay a fixed rate of 4.89% and receive a floating rate based on 3-month LIBOR, Expires 12/03/14, Broker Deutsche Bank AG	41	(p)	(1,970,685)

			(18,132,506)

Exchange-Traded Put Options Written — (0.0)%
Euro-dollar Future, Strike Price USD 98.25, Expires 9/13/10	2,125		(39,844)

Over-the-Counter Put Swaptions — (0.6)%
Receive a fixed rate of 3.90% and pay a floating rate based on 3-month LIBOR, Expires 4/19/10, Broker Goldman Sachs Bank USA	37	(p)	(187,800)
Receive a fixed rate of 4.10% and pay a floating rate based on 3-month LIBOR, Expires 5/07/10, Broker JPMorgan Chase Bank NA	27	(p)	(103,118)
Receive a fixed rate of 4.50% and pay a floating rate based on 3-month LIBOR, Expires 5/15/10, Broker Morgan Stanley Capital Services, Inc.	80	(p)	(106,800)
Receive a fixed rate of 4.10% and pay a floating rate based on 3-month LIBOR, Expires 5/24/10, Broker Morgan Stanley Capital Services, Inc.	90	(p)	(552,790)
Receive a fixed rate of 4.80% and pay a floating rate based on 3-month LIBOR, Expires 6/11/10, Broker Barclays Bank Plc	107	(p)	(74,459)
Receive a fixed rate of 4.12% and pay a floating rate based on 3-month LIBOR, Expires 8/21/10, Broker Goldman Sachs Bank USA	27	(p)	(508,199)
Receive a fixed rate of 4.12% and pay a floating rate based on 3-month LIBOR, Expires 8/21/10, Broker Morgan Stanley Capital Services, Inc.	24	(p)	(475,666)
Receive a fixed rate of 4.08% and pay a floating rate based on 3-month LIBOR, Expires 9/18/10, Broker Deutsche Bank AG	20	(p)	(418,580)

Options Written	Contracts		Value

Over-the-Counter Put Swaptions (concluded)
Receive a fixed rate of 6.04% and pay a floating rate based on 3-month LIBOR, Expires 10/15/12, Broker JPMorgan Chase Bank NA	251	(p)	$(6,145,654)
Receive a fixed rate of 6.17% and pay a floating rate based on 3-month LIBOR, Expires 10/23/12, Broker JPMorgan Chase Bank NA	50	(p)	(1,146,930)
Receive a fixed rate of 6.09% and pay a floating rate based on 3-month LIBOR, Expires 10/29/12, Broker Credit Suisse International	39	(p)	(961,357)
Receive a fixed rate of 4.90% and pay a floating rate based on 3-month LIBOR, Expires 3/04/13, Broker Deutsche Bank AG	45	(p)	(2,734,678)
Receive a fixed rate of 4.92% and pay a floating rate based on 3-month LIBOR, Expires 3/05/13, Broker Deutsche Bank AG	30	(p)	(1,831,263)
Receive a fixed rate of 4.84% and pay a floating rate based on 3-month LIBOR, Expires 12/02/14, Broker JPMorgan Chase Bank NA	23	(p)	(1,826,183)
Receive a fixed rate of 4.89% and pay a floating rate based on 3-month LIBOR, Expires 12/03/14, Broker Deutsche Bank AG	50	(p)	(3,113,144)

			(20,186,621)

Total Options Written (Premiums Received — $58,559,788) — (1.2)%			(38,358,971)

Total Investments, Net of TBA Sale Commitments, Borrowed Bonds and Outstanding Options Written — 135.2%			4,392,967,595
Liabilities in Excess of Other Assets — (35.2)%			(1,143,747,074)

Net Assets — 100.0%			$3,249,220,521

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$6,811,242,443

Gross unrealized appreciation	$95,874,652
Gross unrealized depreciation	(142,223,958)

Net unrealized depreciation	$(46,349,306)

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Issuer filed for bankruptcy and/or is in default of interest payments.

(d)	Non-income producing security.

(e)	All or a portion of security has been pledged as collateral in connection with swaps.

(f)	Represents a payment-in-kind security which may pay interest/dividends in additional face/shares.

(g)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(h)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Purchase Cost		Sales Cost	Realized Loss	Income

BlackRock Capital Finance LP, Series 1997-R2, Class AP	—		$942	—	$549
BlackRock Liquidity Funds, TempFund, Institutional Class	$20,336,900	[1]	—	—	$8,989

[1]	Represents net purchase cost.

See Notes to Financial Statements.

40	BLACKROCK BALANCED CAPITAL FUND, INC.	MARCH 31, 2010

Schedule of Investments (continued)	Master Total Return Portfolio

(i)	All or a portion of security has been pledged as collateral in connection with TALF Program.

(j)	Security is perpetual in nature and has no stated maturity date.

(k)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(l)	Represents or includes a to-be-announced (“TBA”) transaction. Unsettled TBA transactions as of report date were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)

BNP Paribas	$(58,569,404)	$(40,701)
Banc of America Securities	$(30,309,167)	$(238,423)
Citigroup Global Markets, Inc.	$(123,782,785)	$161,441
Credit Suisse Securities LLC	$443,271,843	$(3,495,337)
Deutsche Bank Securities, Inc.	$(6,989,481)	$218,972
Goldman Sachs & Co.	$25,756,968	$533,501
Greenwich Capital Markets	$(96,010,837)	$(83,962)
Greenwich Financial Services	$32,460,305	$(149,195)
JPMorgan Securities Ltd.	$253,825,061	$(1,447,752)
Morgan Stanley Capital Services, Inc.	$72,461,567	$(1,389,865)
Nomura Securities International, Inc.	$(3,055,944)	$7,378
UBS Securities	$14,429,080	$114,111
Wells Fargo Bank NA	$25,734,387	$(59,269)

(m)	All or a portion of security has been pledged as collateral for reverse repurchase agreements.

(n)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(o)	Represents the current yield as of report date.

(p)	One contract represents a notional amount of $1 million.

•

For Master Portfolio compliance purposes,the Master Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Master Portfolio management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Reverse repurchase agreements outstanding as of March 31,2010 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Amount

Credit Suisse Securities (USA), Inc.	0.19%	1/26/10	6/30/10	$32,298,890	$32,287,813
Barclays Capital, Inc.	0.17%	3/25/10	4/05/10	24,000,680	24,000,000
Bank of America, NA	0.23%	3/29/10	4/06/10	196,886,829	196,884,313
Barclays Capital, Inc.	(0.12)%	3/30/10	4/01/10	64,320,286	64,320,500
Credit Suisse Securities (USA), Inc.	0.20%	3/30/10	4/01/10	213,714,124	213,712,937

Total				$531,220,809	$531,205,563

•	Financial futures contracts purchased as of March 31,2010 were as follows:

Contracts	Issue	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)

1,116	5-Year U.S. Treasury Bond	June 2010	$128,065,893	$99,732
51	10-Year U.S. Treasury Bond	June 2010	$5,914,518	14,232
513	30-Year U.S. Treasury Bond	June 2010	$59,622,610	(50,485)
55	30-Year U.S. Treasury Ultra Bond	June 2010	$6,589,808	8,473

Total				$71,952

•	Financial futures contracts sold as of March 31,2010 were as follows:

Contracts	Issue	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)

2,507	2-Year U.S. Treasury Bond	June 2010	$543,992,929	$91,442
102	Euro Dollar Future	June 2010	$25,400,764	(4,886)
102	Euro Dollar Future	September 2010	$25,360,189	(3,386)
101	Euro Dollar Future	December 2010	$25,041,979	1,554
103	Euro Dollar Future	March 2011	$25,448,875	2,725
66	Euro Dollar Future	June 2011	$16,246,599	3,174
67	Euro Dollar Future	September 2011	$16,430,633	2,233
68	Euro Dollar Future	December 2011	$16,616,868	3,618
67	Euro Dollar Future	March 2012	$16,322,496	5,483

Total				$101,957

•	Foreign currency exchange contracts as of March 31,2010 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

CAD	36,934,485	USD	34,904,278	Citibank NA	4/21/10	$1,460,871
USD	335,472	CAD	354,985	Citibank NA	4/21/10	(14,041)
USD	34,968,601	CAD	36,579,500	Goldman Sachs Bank USA	4/21/10	(1,047,034)
USD	8,402,636	GBP	5,190,000	Morgan Stanley Capital Services, Inc.	4/21/10	527,841
USD	10,249,245	EUR	7,578,000	Citibank NA	5/26/10	13,564

Total						$941,201

See Notes to Financial Statements.

BLACKROCK BALANCED CAPITAL FUND, INC.	MARCH 31, 2010	41

Schedule of Investments (continued)	Master Total Return Portfolio

•	Interest rate swaps outstanding as of March 31, 2010 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)

2.25% (a)	3-month LIBOR	Deutsche Bank AG	December 2012	USD	35,680	$(599,875)
2.85% (a)	3-month LIBOR	Deutsche Bank AG	August 2014	USD	11,800	(191,634)
2.75% (a)	3-month LIBOR	JPMorgan Chase Bank NA	November 2014	USD	18,980	(177,850)
2.62% (a)	3-month LIBOR	Barclays Bank Plc	March 2015	USD	67,400	247,966
2.73% (a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	April 2015	USD	60,300	(38,489)
2.72% (a)	3-month LIBOR	JPMorgan Chase Bank NA	April 2015	USD	62,200	—
3.50% (b)	3-month LIBOR	Bank of America NA	September 2019	USD	49,400	(949,699)
3.31% (b)	3-month LIBOR	Royal Bank of Scotland Plc	December 2019	USD	15,100	(564,409)
3.31% (b)	3-month LIBOR	Barclays Bank Plc	December 2019	USD	98,100	(3,686,355)
3.65% (b)	3-month LIBOR	JPMorgan Chase Bank NA	March 2020	USD	35,000	(430,275)
3.77% (b)	3-month LIBOR	Citibank NA	March 2020	USD	41,000	(118,541)
3.83% (a)	3-month LIBOR	JPMorgan Chase Bank NA	March 2020	USD	38,000	(65,833)
4.24% (c)	3-month LIBOR	JPMorgan Chase Bank NA	August 2020	USD	11,615	(353,677)
4.42% (c)	3-month LIBOR	JPMorgan Chase Bank NA	August 2020	USD	38,165	(1,606,747)
4.35% (a)	3-month LIBOR	JPMorgan Chase Bank NA	July 2039	USD	20,700	504,164
3.50% (c)	3-month LIBOR	Barclays Bank Plc	March 2020	USD	7,400	1,238,305

Total						$(6,792,949)

(a)	Pays fixed interest rate and receives floating rate.

(b)	Pays floating interest rate and receives fixed rate.

(c)	Pays fixed interest rate and receives floating rate at expiration date.

•	Credit default swaps on single-name issues — buy protection outstanding as of March 31, 2010 were as follows:

Issuer	Pay Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)

Centex Corp.	6.92%	JPMorgan Chase Bank NA	December 2010	USD	3,890	$(181,395)
Limited Brands, Inc.	1.07%	UBS AG	December 2010	USD	7,625	(23,152)
Radio Shack Corp.	1.16%	UBS AG	December 2010	USD	7,625	(10,426)
Computer Sciences Corp.	0.88%	Morgan Stanley Capital Services, Inc.	June 2011	USD	7,770	(53,032)
iStar Financial, Inc.	5.00%	Morgan Stanley Capital Services, Inc.	September 2011	USD	2,220	(219,352)
Wendy’s International Inc.	2.90%	JPMorgan Chase Bank NA	December 2011	USD	5,380	(157,481)
NOVA Chemicals Corp.	5.00%	Citibank NA	March 2012	USD	405	(10,959)
Macy’s, Inc.	7.50%	Morgan Stanley Capital Services, Inc.	June 2012	USD	3,605	(499,592)
Macy’s, Inc.	8.00%	Morgan Stanley Capital Services, Inc.	June 2012	USD	1,260	(188,396)
NOVA Chemicals Corp.	5.00%	JPMorgan Chase Bank NA	June 2012	USD	555	(11,476)
Ryland Group, Inc.	4.51%	JPMorgan Chase Bank NA	June 2012	USD	2,445	(178,196)
Limited Brands, Inc.	1.00%	Royal Bank of Scotland Plc	December 2012	USD	395	(17,804)
Pulte Homes, Inc.	1.00%	Royal Bank of Scotland Plc	March 2013	USD	430	1,592
Belo Corp.	5.00%	Barclays Bank Plc	June 2013	USD	1,665	(294,946)
D.R. Horton, Inc.	5.04%	JPMorgan Chase Bank NA	June 2013	USD	7,830	(858,360)
Eastman Chemical Co.	0.68%	Morgan Stanley Capital Services, Inc.	September 2013	USD	7,800	(42,455)
Centex Corp.	4.40%	JPMorgan Chase Bank NA	December 2013	USD	4,815	(601,037)
Centex Corp.	4.37%	Deutsche Bank AG	December 2013	USD	8,259	(1,022,062)
Centex Corp.	1.00%	Royal Bank of Scotland Plc	December 2013	USD	205	(3,665)
NOVA Chemicals Corp.	5.00%	Goldman Sachs Bank USA	December 2013	USD	2,292	(92,696)
D.R. Horton, Inc.	1.00%	JPMorgan Chase Bank NA	March 2014	USD	9,105	(247,490)
Hertz Global Holdings, Inc.	5.00%	Goldman Sachs Bank USA	March 2014	USD	1,160	(353,217)
Toll Brothers Finance Corp.	2.00%	JPMorgan Chase Bank NA	March 2014	USD	2,260	(51,491)
Tyson Foods, Inc.	4.22%	Barclays Bank Plc	March 2014	USD	3,250	(378,593)
Tyson Foods, Inc.	4.10%	Barclays Bank Plc	March 2014	USD	3,240	(362,726)
Seagate Technology Holdings	1.00%	Credit Suisse International	June 2014	USD	1,510	(23,769)
Seagate Technology Holdings	5.00%	Morgan Stanley Capital Services, Inc.	June 2014	USD	3,575	(77,231)
D.R. Horton, Inc.	5.07%	JPMorgan Chase Bank NA	September 2014	USD	2,269	(303,241)
Macy’s, Inc.	1.00%	Morgan Stanley Capital Services, Inc.	September 2014	USD	1,350	(22,992)

See Notes to Financial Statements.

42	BLACKROCK BALANCED CAPITAL FUND, INC.	MARCH 31, 2010

Schedule of Investments (continued)	Master Total Return Portfolio

•	Credit default swaps on single-name issues — buy protection outstanding as of March 31, 2010 were as follows (concluded):

Issuer	Pay Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)

Energy Future	5.00%	Morgan Stanley	December	USD	9,960	$(363,077)
Holdings Corp.		Capital Services, Inc.	2014
Energy Future	5.00%	JPMorgan	December	USD	1,745	(108,052)
Holdings Corp.		Chase Bank NA	2014
Huntsman	5.00%	Goldman Sachs	December	USD	4,390	(1,629,515)
International LLC		Bank USA	2014
Huntsman	5.00%	Goldman Sachs	March	USD	1,281	(391,601)
International LLC		Bank USA	2015
Pulte Homes, Inc.	3.00%	JPMorgan	March	USD	2,720	(134,659)
		Chase Bank NA	2015
Lennar Corp.	5.86%	JPMorgan	June	USD	3,610	(511,411)
		Chase Bank NA	2015
First Data Corp.	5.00%	Credit Suisse	December	USD	1,915	(174,357)
		International	2015
First Data Corp.	5.00%	Goldman Sachs	December	USD	1,275	(110,671)
		Bank USA	2015
First Data Corp.	5.00%	JPMorgan	December	USD	2,440	(222,158)
		Chase Bank NA	2015
First Data Corp.	5.00%	Barclays	December	USD	4,610	(419,732)
		Bank Plc	2015
First Data Corp.	5.00%	Deutsche	December	USD	4,570	337,833
		Bank AG	2015
Sabre	5.00%	JPMorgan	March	USD	10,080	(4,604,790)
Holdings Corp.		Chase Bank NA	2016
American		Royal Bank	September	USD	570	(36,434)
Greetings Corp.		of Scotland Plc	2016

Total						$(14,654,264)

•	Credit default swaps on traded indexes — sold protection outstanding of March 31, 2010 were as follows:

Issuer	Received Fixed Rate	Counterparty	Expiration	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation

SLM Corp.	5.00%	Barclays	March 2013	BBB–	USD	5,000	$281,736
		Bank Plc

	[1]	Using Standard and Poor’s ratings.

	[2]	The maximum potential amount the Master Portfolio may pay should a negative event take place as defined under the terms of agreement.

•	Credit default swaps on single-name issues — buy protection outstanding as of March 31, 2010 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Depreciation

Dow Jones CDX North America High Yield	5.00%	Credit Suisse International	December 2014	USD	133,650	$(2,628,752)

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, repayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master LLC’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Master LLC’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

See Notes to Financial Statements.

BLACKROCK BALANCED CAPITAL FUND, INC.	MARCH 31, 2010	43

Schedule of Investments (concluded)	Master Total Return Portfolio

The following tables summarize the inputs used as of March 31, 2010 in determining the fair valuation of the Master LLC’s investments:

	Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Long-Term Investments:
Assets-Backed Securities	—	$278,894,309	$16,004,598	$294,898,907
Corporate Bonds	—	982,951,559	431,707	983,383,266
Foreign Agency Obligations	—	45,031,638	—	45,031,638
Non-Agency Mortgage-Backed Securities	—	747,315,359	$15,020,827	762,336,186
Preferred Securities	—	56,610,995	—	56,610,995
Taxable Municipal Bonds	—	64,578,800	—	64,578,800
U.S. Government Sponsored Agency Securities	—	3,530,619,210	—	3,530,619,210
U.S. Treasury Obligations	—	869,253,295	—	869,253,295
Short-Term Securities:
Money Market Fund	$22,888,235	—	—	22,888,235
Borrowed Bond Agreements	—	109,470,375	—	109,470,375
Liabilities:
Borrowed Bonds	—	(107,993,578)	—	(107,993,578)
TBA Sale Commitments	—	(2,225,572,993)	—	(2,225,572,993)

Total	$22,888,235	$4,351,158,969	$31,457,132	$4,405,504,336

The following table summarizes the inputs used as of March 31, 2010 in determining the fair valuation of the Master LLC’s other financial instruments:

	Other Financial Instruments1

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets	$570,510	$30,098,258	—	$30,668,768
Liabilities	(98,601)	(63,789,169)	$(244,828,855)	(308,716,625)

Total	$471,909	$(33,690,911)	$(244,828,855)	$(278,047,857)

[1]

Other financial instruments are futures contracts, swaps, foreign currency exchange contracts, TALF loans and options. Financial futures contracts, swaps and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options and TALF loans are shown at value.

•	The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Asset- Backed Securities	Corporate Bonds	Non-Agency Mortgage- Backed Securities	Total

Balance, as of September 30, 2009	$14,543,431	$194,412	$15,999	$14,753,842
Accrued discounts/premium	—	—	—	—
Realized gain (loss)	(2,938)	1	177	(2,760)
Change in unrealized appreciation/depreciation[2]	1,764,811	218,704	(14,926,363)	(12,942,848)
Net purchases (sales)	(300,706)	18,590	14,961,297	14,679,181
Net transfers in/out of Level 3	—	—	14,969,717	14,969,717

Balance, as of March 31, 2010	$16,004,598	$431,707	$15,020,827	$31,457,132

[2]

Included in the related net change in unrealized appreciation/depreciation in the Statement of Operations. The change in unrealized appreciation/depreciation on securities still held at March 31, 2010 was $(12,942,848).

•	The following is a reconciliation of Level 3 other financial instruments for which significant unobservable inputs were used to determine fair value:

	Other Financial Instruments[3]

	Assets	Liabilities

Balance, as of September 30, 2009	$21,125	$(176,205,090)
Accrued discounts/premium	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation/depreciation	(21,125)	(68,623,765)
Net purchases (sales)	—	—
Net transfers in/out of Level 3	—	—

Balance, as of March 31, 2010	—	$(244,828,855)

[3]	Other financial instruments are swaps and TALF loans.

See Notes to Financial Statements.

44	BLACKROCK BALANCED CAPITAL FUND, INC.	MARCH 31, 2010

Statement of Assets and Liabilities	Master Total Return Portfolio

March 31, 2010 (Unaudited)

Assets

Investments at value — unaffiliated (cost — $6,781,787,250)	$6,741,995,744
Investments at value — affiliated (cost — $22,897,337)	22,897,393
Cash	902,175
Foreign currency at value (cost — $884,162)	870,011
Unrealized appreciation on swaps	2,611,596
Unrealized appreciation on foreign currency exchange contracts	2,002,276
TBA sale commitments receivable	2,227,422,922
Investments sold receivable	967,587,267
Interest receivable	34,059,729
Swap premiums paid	17,556,648
Swaps receivable	1,551,382
Principal paydowns receivable	134,204
Margin variation receivable	14,226
Prepaid expenses	60,726
Other assets	6,359

Total assets	10,019,672,658

Liabilities

Borrowed bonds (proceeds — $109,063,149)	107,993,578
TBA sale commitments at value (proceeds — $2,227,422,922)	2,225,572,993
Reverse repurchase agreements	531,205,563
Options written at value (premiums received — $58,559,788)	38,358,971
Loan payable	242,831,997
Unrealized depreciation on swaps	26,405,825
Unrealized depreciation on foreign currency exchange contracts	1,061,075
Investments purchased payable	3,495,246,999
Treasury rolls payable	77,773,205
Withdrawals payable to investors	21,813,128
Swaps payable	1,106,875
Interest expense payable	473,129
Swap premiums received	348,550
Investment advisory fees payable	184,550
Other affiliates payable	18,430
Officer’s and Directors’ fees payable	1,048
Other accrued expenses payable	50,888
Other liabilities	5,333

Total liabilities	6,770,452,137

Net Assets	$3,249,220,521

Net Assets Consist of

Investors’ capital	$3,288,585,305
Net unrealized appreciation/depreciation	(39,364,784)

Net Assets	$3,249,220,521

See Notes to Financial Statements.

BLACKROCK BALANCED CAPITAL FUND, INC.	MARCH 31, 2010	45

Statement of Operations	Master Total Return Portfolio

Six Months Ended March 31, 2010 (Unaudited)

Investment Income

Interest	$87,484,488
Income — affiliated	9,538

Total income	87,494,026

Expenses

Investment advisory	1,089,373
Accounting services	324,554
Professional	226,918
Custodian	134,920
Borrowing costs[1]	68,888
Officer and Directors	42,864
Printing	5,166
Miscellaneous	128,020

Total expenses excluding interest expense	2,020,703
Interest expense	5,555,792

Total expenses	7,576,495
Less fees waived by advisor	(7,322)

Total expenses after fees waived	7,569,173

Net investment income	79,924,853

Realized and Unrealized Gain (Loss)

Net realized gain (loss) from:
Investments	(22,712,617)
Financial futures contracts	471,887
Swaps	(1,736,105)
Options written	26,446,374
Foreign currency transactions	6,442,703
Borrowed bonds	(9,672,828)

(760,586)

Net change in unrealized appreciation/depreciation on:
Investments	47,807,621
Financial futures contracts	(2,321,636)
Swaps	(7,664,819)
Options written	18,745,139
Foreign currency transactions	521,187
Borrowed bonds	1,069,571

58,157,063

Total realized and unrealized gain	57,396,477

Net Increase in Net Assets Resulting from Operations	$137,321,330

[1]	See Note 5 of the Notes to Financial Statements for details of borrowings.

See Notes to Financial Statements.

46	BLACKROCK BALANCED CAPITAL FUND, INC.	MARCH 31, 2010

Statements of Changes in Net Assets	Master Total Return Portfolio

Increase (Decrease) in Net Assets:	Six Months Ended March 31, 2010 (Unaudited)	Year Ended September 30, 2009

Operations

Net investment income	$79,924,853	$168,909,042
Net realized loss	(760,586)	(212,646,370)
Net change in unrealized appreciation/depreciation	58,157,063	321,179,419

Net increase in net assets resulting from operations	137,321,330	277,442,091

Capital Transactions

Proceeds from contributions	465,000,881	889,293,142
Value of withdrawals	(476,756,471)	(1,288,029,428)

Net decrease in net assets derived from capital transactions	(11,755,590)	(398,736,286)

Net Assets

Total increase (decrease) in net assets	125,565,740	(121,294,195)
Beginning of period	3,123,654,781	3,244,948,976

End of period	$3,249,220,521	$3,123,654,781

See Notes to Financial Statements.

BLACKROCK BALANCED CAPITAL FUND, INC.	MARCH 31, 2010	47

Statement of Cash Flows	Master Total Return Portfolio

Six Months Ended March 31, 2010 (Unaudited)

Cash Used for Operating Activities

Net increase in net assets resulting from operations	$137,321,330
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Increase in interest receivable	(11,011,702)
Decrease in swap receivable	1,988,009
Increase in other assets	(6,359)
Decrease in margin variation receivable	676,303
Increase in investment advisor payable	16,186
Increase in interest expense payable	115,227
Increase in other affiliates payable	3,031
Decrease in other accrued expenses payable	(244,309)
Decrease in swaps payable	(2,215,989)
Decrease in other liabilities	(1,253,408)
Decrease in Officer’s and Directors’ payable	(1,241)
Net periodic and termination payments of swaps	(4,585,722)
Realized and unrealized gain — net	(56,629,291)
Amortization of premium and discount on investments	5,228,517
Premiums received from options written	60,350,865
Proceeds from sales and paydowns of long-term investments	30,693,742,230
Purchases of long-term investments	(31,244,091,308)
Net purchases of short-term securities	(129,807,275)
Premiums paid on closing options written	(47,697,710)

Cash used for operating activities	(598,102,616)

Cash Provided by Financing Activities

Proceeds from contributions	482,417,488
Cash payments on fair value of withdrawals	(465,549,706)
Cash receipts from borrowings	7,787,828,312
Cash payments from borrowings	(7,204,809,510)

Cash provided by financing activities	599,886,584

Cash Impact from Foreign Exchange Fluctuations

Cash impact from foreign exchange fluctuations	(14,394)

Cash

Net increase in cash	1,769,574
Cash at beginning of period	2,612

Cash at end of period	$1,772,186

Cash Flow Information

Cash paid for interest	$5,440,565

A Statement of Cash Flows is presented when a fund had a significant amount of borrowing during the period, based on the average borrowing outstanding in relation to total assets.

See Notes to Financial Statements.

48	BLACKROCK BALANCED CAPITAL FUND, INC.	MARCH 31, 2010

Financial Highlights	Master Total Return Portfolio

	Six Months Ended March 31, 2010 (Unaudited)
		Year Ended September 30,

		2009	2008	2007	2006	2005

Total Investment Return

Total investment return	4.53%[1]	10.95%	(5.76)%	4.45%	3.88%	3.13%

Ratios to Average Net Assets

Total expenses	0.47%[2]	0.17%	0.15%	0.10%	0.12%	0.10%

Total expenses after fees waived and paid indirectly	0.47%[2]	0.17%	0.15%	0.10%	0.12%	0.10%

Total expenses after fees waived and paid indirectly and excluding interest expense	0.12%[2]	0.13%	0.10%	0.10%	0.12%	0.10%

Net investment income	4.95%[2]	6.10%	5.59%	5.35%	4.90%	3.81%

Supplemental Data

Net assets, end of period (000)	$3,249,221	$3,123,655	$3,244,949	$3,980,172	$2,902,237	$2,871,830

Portfolio turnover	468%[3]	708%[4]	1,081%[5]	153%	208%	235%

[1]	Aggregate total investment return.

[2]	Annualized.

[3]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 345%.

[4]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 469%.

[5]	Includes TBA transactions. Excluding these transactions, the portfolio turnover rate would have been 418%.

See Notes to Financial Statements.

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Notes to Financial Statements (Unaudited)	Master Total Return Portfolio

1. Organization and Significant Accounting Policies:

Master Total Return Portfolio (the “Master Portfolio”) is a part of Master Bond LLC (the “Master LLC”) and is registered as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and is organized as a Delaware limited liability company. The Limited Liability Company Agreement permits the Directors to issue non-transferable interests in the Master LLC, subject to certain limitations. The Master Portfolio’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.

The following is a summary of significant accounting policies followed by the Master Portfolio:

Valuation: The Master Portfolio’s policy is to fair value its financial instruments at market value. The Master Portfolio values its bond investments on the basis of last available bid prices or current market quotations provided by dealers or pricing services selected under the supervision of the Master LLC’s Board of Directors (the “Board”). Floating rate loan interests are valued at the mean of the bid prices from one or more brokers or dealers as obtained from a pricing service. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. Financial futures contracts traded on exchanges are valued at their last sale price. To be announced (“TBA”) commitments are valued at the current market value of the underlying securities. Swap agreements are valued utilizing quotes received daily by the Master Portfolio’s pricing service or through brokers, which are derived using daily swap curves and trades of underlying securities. Investments in open-end investment companies are valued at net asset value each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security.

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that such day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and swaptions are valued by an independent pricing service using a mathematical model which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.

Securities and other assets and liabilities denominated in foreign currencies are translated into US dollars using exchange rates determined as of the close of business on the New York Stock Exchange (“NYSE”). Foreign currency exchange contracts are valued at the mid between the bid and ask prices and are determined as of the close of business on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued by a method approved by the Master Portfolio’s Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or the sub-advisor seeks to determine the price that the Master Portfolio might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of a Master Portfolio’s net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such instruments, those instruments may be Fair Value Assets and be valued at their fair values as determined in good faith by the Board or by the investment advisor using a pricing service and/or procedures approved by the Board.

Foreign Currency Transactions: The Master Portfolio’s books and records are maintained in US dollars. Foreign currency amounts are translated into US dollars as follows: (i) market value of investment securities, assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the US dollar rises in value against foreign currency, the Fund’s investments denominated in that currency will lose value because its currency is worth fewer US dollars; the opposite effect occurs if the US dollar falls in relative value.

The Master Portfolio reports foreign currency related transactions as components of realized gain (loss) for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

Asset-Backed and Mortgaged-Backed Securities: The Master Portfolio may invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional

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Notes to Financial Statements (continued)	Master Total Return Portfolio

ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security subject to such a prepayment feature will have the effect of shortening the maturity of the security. If the Master Portfolio has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

The Master Portfolio may purchase certain mortgage pass-through securities. There are a number of important differences among the agencies and instrumentalities of the US Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by the Government National Mortgage Association (“GNMA”) are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by the Federal Home Loan Mortgage Corporation (“FHLMC”) and Federal National Mortgage Association (“FNMA”), including FNMA guaranteed Mortgage Pass-Through Certificates which are solely the obligations of the FNMA, are not backed by or entitled to the full faith and credit of the United States and are supported by the right of the issuer to borrow from the Treasury.

The Master Portfolio invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. Please see the Schedule of Investments for these securities. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions.

Multiple Class Pass-Through Securities: The Master Portfolio may invest in multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities. These multiple class securities may be issued by GNMA, US government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by, and multiple class pass-through securities represent direct ownership interests in, a pool of residential or commercial mortgage loans or mortgage pass-through securities (the “Mortgage Assets”), the payments on which are used to make payments on the CMOs or multiple pass-through securities. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the investment is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying mortgage assets experience greater than anticipated pre-payments of principal, the Master Portfolio may not fully recoup its initial investment in IOs.

Capital Trusts: These securities are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured as either fixed or adjustable coupon securities that can have either a perpetual or stated maturity date. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. Payments on these securities are treated as interest rather than dividends for federal income tax purposes. These securities can have a rating that is slightly below that of the issuing company’s senior debt securities.

Borrowed Bond Agreements: In a borrowed bond agreement, the Master Portfolio borrows securities from a third party, with the commitment that they will be returned to the lender on an agreed-upon date. Borrowed bond agreements are primarily entered into to settle short positions. In a borrowed bond agreement, the Master Portfolio’s prime broker or third party broker takes possession of the underlying collateral securities or cash to settle such short positions. The value of the underlying collateral securities or cash approximates the principal amount of the borrowed bond transaction, including accrued interest. To the extent that borrowed bond transactions exceed one business day, the value of the collateral with any counterparty is marked to market on a daily basis to ensure the adequacy of the collateral. If the lender defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the lender of the security, realization of the collateral by the Master Portfolio may be delayed or limited.

Mortgage Dollar Roll Transactions: The Master Portfolio may sell to-be-announced (“TBA”) mortgage-backed securities and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. During the period between the sale and repurchase, the Portfolios will not be entitled to receive interest and principal payments on the securities sold. The Master Portfolio account for dollar roll transactions as purchases and sales and realize gains and losses on these transactions. These transactions may increase the Fund’s portfolio turnover rate. Mortgage dollar rolls involve the risk that the market value of the securities that the Master Portfolio is required to purchase may decline below the agreed upon repurchase price of those securities.

Treasury Roll Transactions: A treasury roll transaction involves the sale of a Treasury security, with an agreement to repurchase the same security at an agreed upon price and date. Treasury rolls constitute a borrowing and the difference between the sale and repurchase price represents interest expense at an agreed upon rate. Whether such a transaction produces a positive

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Notes to Financial Statements (continued)	Master Total Return Portfolio

impact on performance depends upon whether the income and gains on the securities purchased with the proceeds received from the sale of the security exceeds the interest expense incurred by the Master Portfolio. Treasury rolls are not considered purchases and sales and any gains or losses incurred on the treasury rolls will be deferred until the Treasury securities are disposed.

Treasury roll transactions involve the risk that the market value of the securities that the Master Portfolio is required to purchase may decline below the agreed upon purchase price of those securities. If investment performance of securities purchased with proceeds from these transactions does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the treasury roll, the use of this technique will adversely impact the investment performance of the Master Portfolio.

Reverse Repurchase Agreements: The Master Portfolio may enter into reverse repurchase agreements with qualified third party broker-dealers. In a reverse repurchase agreement, the Master Portfolio sells securities to a bank or broker-dealer and agrees to repurchase the securities at a mutually agreed upon date and price. Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. The Master Portfolio may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities that the Master Portfolio is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Master Portfolio’s use of the proceeds of the agreement may be restricted while the other party, or its trustee or receiver, determines whether or not to enforce the Master Portfolio’s obligation to repurchase the securities.

TBA Commitments: The Master Portfolio may enter into TBA commitments pursuant to which it agrees to purchase mortgage-backed securities for a fixed price, with payment and delivery at a scheduled future date beyond the customary settlement period for the mortgage-backed security. The specific securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate and mortgage terms. The Master Portfolio generally enters into TBA transactions with the intent to take possession of the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases prior to settlement date, which is in addition to the risk of decline in the value of the Master Portfolio’s other assets.

Zero-Coupon Bonds: The Master Portfolio may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than similar maturity debt obligations which provide for regular interest payments.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Master Portfolio either deliver collateral or segregate assets in connection with certain investments (e.g., dollar rolls, TBAs beyond normal settlement, financial futures contracts, foreign currency exchange contracts, options written and swaps), or certain borrowings (e.g., reverse repurchase agreements and loan payable), the Master Portfolio will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/deposit securities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization of premium and accretion of discount on debt securities, is recognized on the accrual basis. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. Consent fees are compensation for agreeing to changes in the terms of debt instruments and are included in interest income in the Statement of Operations.

Income Taxes: The Master Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Master Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no federal income tax provision is required. Under the applicable foreign tax laws, a withholding tax may be imposed on the interest, dividends and capital gains at various rates. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Master Portfolio files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s US federal tax returns remain open for each of the four years ended September 30, 2009. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. There are no uncertain tax positions that require recognition of a tax liability.

Recent Accounting Standard: In January 2010, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require additional disclosures about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances and settlements in the reconciliation for fair value measurements using significant unobservable inputs (Level 3). It also clarifies existing disclosure requirements relating to the levels of disaggregation for fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2009, and interim periods within those fiscal years, except for disclosures about purchases, sales, issuances and

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Notes to Financial Statements (continued)	Master Total Return Portfolio

settlements in the rollforward of activity in Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. The impact of this guidance on the Master Portfolio’s financial statements and disclosures is currently being assessed.

Other: Expenses directly related to the Master Portfolio are charged to that Master Portfolio. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. The Master Portfolio has an agreement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which if applicable are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Derivative Financial Instruments:

The Master Portfolio may engage in various portfolio investment strategies both to increase the returns of the Master Portfolio and to economically hedge, or protect, their exposure to certain risks such as credit risk, equity risk, interest rate risk and foreign currency exchange rate risk. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying instrument or if the counterparty does not perform under the contract. The Master Portfolio may mitigate counterparty risk through master netting agreements included within an International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreement between the Master Portfolio and each of its counterparties. The ISDA Master Agreement allows the Master Portfolio to offset with its counterparty certain derivative financial instrument’s payables and/or receivables with collateral held with each counterparty. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts of up to $500,000. To the extent amounts due to the Master Portfolio from its counterparties are not fully collateralized contractually or otherwise, the Master Portfolio bears the risk of loss from counterparty non-performance. See Note 1 “Segregation and Collateralization” for information with respect to collateral practices. In addition, the Master Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

The Master Portfolio’s maximum risk of loss from counterparty credit risk on OTC derivatives is generally the aggregate unrealized gain in excess of any collateral pledged by the counterparty to the Master Portfolio. For OTC options purchased, the Master Portfolio bears the risk of loss in the amount of the premiums paid and change in market value of the options should the counterparty not perform under the contracts. Options written by the Master Portfolio do not give rise to counterparty credit risk, as options written obligate the Master Portfolio to perform and not the counterparty. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Master Portfolio’s net assets decline by a stated percentage or the Master Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the Master Portfolio to accelerate payment of any net liability owed to the counterparty.

Counterparty risk related to exchange-traded financial futures contracts and options is minimal because of the protection against defaults provided by the exchange on which they trade.

Financial Futures Contracts: The Master Portfolio may purchase or sell financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in interest rates (interest rate risk) or foreign currencies (foreign currency exchange rate risk). Financial futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or yield. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recognized by the Master Portfolio as unrealized gains or losses. When the contract is closed, the Master Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures transactions involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest or foreign currency exchange rates and the underlying assets.

Foreign Currency Exchange Contracts: The Master Portfolio may enter into foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments (foreign currency exchange rate risk). A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Foreign currency exchange contracts, when used by the Master Portfolio, help to manage the overall exposure to the currency backing some of the investments held by the Master Portfolio. The contract is marked-to-market daily and the change in market value is recorded by the Master Portfolio as an unrealized gain or loss. When the contract is closed, the Master Portfolio records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of foreign currency exchange contracts involves the risk that counterparties may not meet the terms of the agreement or unfavorable movements in the value of a foreign currency relative to the US dollar.

Options: The Master Portfolio may purchase and write call and put options to increase or decrease their exposure to underlying instruments (equity risk) and/or, in the case of options written, to generate gains from options premiums. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying instrument at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise price at any time or at a specified time during the option period. When the Master Portfolio purchases (writes) an option, an amount equal to the premium paid (received) by the Master Portfolio is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or the Master Portfolio

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Notes to Financial Statements (continued)	Master Total Return Portfolio

enters into a closing transaction), the Master Portfolio realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid). When the Master Portfolio writes a call option, such option is “covered,” meaning that the Master Portfolio holds the underlying instrument subject to being called by the option counterparty, or cash in an amount sufficient to cover the obligation. When the Master Portfolio writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

Options on swaps (swaptions) are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swap option is granting or buying the right to enter into a previously agreed upon interest rate swap agreement at any time before the expiration of the option.

The Master Portfolio may also purchase or sell listed or OTC foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. When foreign currency is purchased or sold through an exercise of a foreign currency option, the related premium paid (or received) is added to (or deducted from) the basis of the foreign currency acquired or deducted from (or added to) the proceeds of the foreign currency sold. Such transactions may be effected with respect to hedges on non-US dollar denominated instruments owned by the Portfolios but not yet delivered, or committed or anticipated to be purchased by the Master Portfolio.

In purchasing and writing options, the Master Portfolio bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Master Portfolio may not be able to enter into a closing transaction due to an illiquid market. Exercise of an option written could result in the Master Portfolio purchasing or selling a security at a price different from the current market value. The Master Portfolio may execute transactions in both listed and OTC options.

Swaps: The Master Portfolio may enter into swap agreements, in which the Master Portfolio and a counterparty agree to make periodic net payments on a specified notional amount. These periodic payments received or made by the Master Portfolio are recorded in the Statement of Operations as realized gains or losses, respectively. Any upfront fees paid are recorded as assets and any upfront fees received are recorded as liabilities and amortized over the term of the swap. Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). When the swap is terminated, the Master Portfolio will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Master Portfolio’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

•

Credit default swaps — The Master Portfolio may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which it is not otherwise exposed (credit risk). The Master Portfolio enters into credit default agreements to provide a measure of protection against the default of an issuer (as buyer protection) and/or gain credit exposure to an issuer to which it is not otherwise exposed (as seller of protection). The Master Portfolio may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign) or traded indexes. Credit default swaps on single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a negative credit event take place (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occur. As a buyer, if an underlying credit event occurs, the Master Portfolio will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising of an index or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising of an index. As a seller (writer), if an underlying credit event occurs, the Master Portfolio will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising of an index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising of an index.

•

Interest rate swaps — The Master Portfolio may enter into interest rate swaps to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk). Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Interest rate floors, which are a type of interest rate swap, are agreements in which one party agrees to make payments to the other party to the extent that interest rates fall below a specified rate or floor in return for a premium. In more complex swaps, the notional principal amount may decline (or amortize) over time.

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Notes to Financial Statements (continued)	Master Total Return Portfolio

Derivative Instruments Categorized by Risk Exposure:

Fair Values of Derivative Instruments as of March 31, 2010

	Asset Derivatives		Liability Derivatives

	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value

	Net unrealized appreciation/depreciation;		Net unrealized appreciation/depreciation;
	Unrealized appreciation on swaps;		Unrealized depreciation on swaps;
Interest rate contracts*	Options purchased at value	$28,045,331	Options written at value	$47,201,112
Foreign currency exchange contracts	Unrealized appreciation on foreign currency exchange contracts	2,002,276	Unrealized depreciation on foreign currency exchange contracts	1,061,075
Credit contracts	Unrealized appreciation on swaps	621,161	Unrealized depreciation on swaps	17,622,441

Total		$30,668,768		$65,884,628

*

Includes cumulative unrealized appreciation/depreciation of financial futures contracts as reported in the Schedule of Investments. Only the current day’s margin variation is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations Six Months Ended March 31, 2010

	Net Realized Gain (Loss) from

	Financial Futures Contracts	Swaps	Options**	Foreign Currency Transactions	Total

Interest rate contracts	$471,887	$4,678,194	$12,854,856	—	$18,004,937
Foreign currency exchange contracts	—	—	—	$7,613,845	7,613,845
Credit contracts	—	(6,414,299)	—	—	(6,414,299)

Total	$471,887	$(1,736,105)	$12,854,856	$7,613,845	$19,204,483

	Net Change in Unrealized Appreciation/Depreciation on

	Financial Futures Contracts	Swaps	Options**	Foreign Currency Transactions	Total

Interest rate contracts	$(2,321,636)	$(8,423,550)	$16,687,962	—	$5,942,776
Foreign currency exchange contracts	—	—	—	$533,243	533,243
Credit contracts	—	758,731	—	—	758,731

Total	$(2,321,636)	$(7,664,819)	$16,687,962	$533,243	$7,234,750

**	Includes options purchased which are shown in the net realized gain (loss) from investments and net change in unrealized appreciation/depreciation on investments.

For the six months ended March 31, 2010, the average quarterly balance of outstanding derivative financial instruments was as follows:

Financial futures contracts:
Average number of contracts purchased	868
Average number of contracts sold	3,923
Average notional value of contracts purchased	$100,096,415
Average notional value of contracts sold	$667,852,691
Foreign currency exchange contracts:
Average number of contracts — US dollars purchased	4
Average number of contracts — US dollars sold	1
Average US dollar amounts purchased	$85,600,509
Average US dollar amounts sold	$17,452,139
Options purchased:
Average number of contracts	5,872
Average notional value	$2,122,194,500
Credit default swaps:
Average number of contracts — buy protection	56
Average number of contracts — sell protection	1
Average notional value — buy protection	$227,320,000
Average notional value — sell protection	$5,000,000
Interest rate swaps:
Average number of contracts — pays fixed rate	13
Average number of contracts — receives fixed rate	14
Average notional value — pays fixed rate	$527,112,500
Average notional value — receives fixed rate	$416,090,000

3. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Master Portfolio for 1940 Act purposes, but BAC and Barclays are not.

The Master LLC, on behalf of the Master Portfolio has entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Master LLC’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services.

BLACKROCK BALANCED CAPITAL FUND, INC.	MARCH 31, 2010	55

Notes to Financial Statements (continued)	Master Total Return Portfolio

The Manager is responsible for the management of the Master Portfolio’s portfolio and provides the necessary personnel, facilities and equipment to provide such services to the Master Portfolio. For such services, the Master Portfolio pays the Manager a monthly fee at the following annual rates of the Master Portfolio’s and BlackRock High Income Fund of BlackRock Bond Fund, Inc.’s average daily net assets as follows:

Not exceeding $250 million	0.20%
In excess of $250 million, but less than $500 million	0.15%
In excess of $500 million, but not exceeding $750 million	0.10%
In excess of $750 million	0.05%

For the six months ended March 31, 2010, the aggregate average daily net asset value of the Master Portfolio and BlackRock High Income Fund was approximately $4,298,364,000.

The Manager has voluntarily agreed to waive its advisory fees by the amount of investment advisory fees the Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds, however the Manager does not waive its advisory fees by the amount of investment advisory fees through its investment in other affiliated investment companies. This amount is included in fees waived by advisor in the Statement of Operations.

The Manager has entered into a separate sub-advisory agreement with BlackRock Financial Management, Inc. (“BFM”), an affiliate of the Manager, under which the Manager pays BFM for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by the Master Portfolio to the Manager.

For the six months ended March 31, 2010, the Master Portfolio reimbursed the Manager $37,639, for certain accounting services, which are included in accounting services in the Statement of Operations.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates. The Master Portfolio reimburses the Manager for compensation paid to the Master Portfolio’s Chief Compliance Officer.

4. Investments:

Purchases and sales of investments including paydowns, mortgage dollar roll and TBA transactions and excluding short-term securities and US government securities for the six months ended March 31, 2010, were $15,424,524,383 and $13,352,822,289, respectively.

For the six months ended March 31, 2010, purchases and sales of US government securities were $7,176,137,685 and $6,419,467,062, respectively.

For the six months ended March 31, 2010, purchases and sales of mortgage dollar rolls were $5,221,351,320 and $5,228,777,479, respectively.

Transactions in options written for the six months ended March 31, 2010, were as follows:

	Calls		Puts

	Contracts*	Premiums Received	Contracts*	Premiums Received

Outstanding options written, at beginning of period	960	$38,167,102	1,169	$41,862,605
Options written	569	23,402,892	3,948	36,947,972
Options exercised	(178)	(7,414,130)	(4)	(262,570)
Options expired	(125)	(3,150,722)	(1,418)	(13,182,996)
Options closed	(668)	(28,225,892)	(670)	(29,584,473)

Outstanding options written, at end of period	558	$22,779,250	3,025	$35,780,538

*	One contract represents a notional amount of $1 million or $2,500.

5. Borrowings:

The Master Portfolio, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders, which was renewed until November 2010. The Master Portfolio may borrow under the credit agreement to fund shareholder redemptions. Prior to its renewal the credit agreement had the following terms: 0.02% upfront fee on the aggregate commitment amount which was allocated to the Master Portfolio based on its net assets as of October 31, 2008; a commitment fee of 0.08% per annum based on the Master Portfolio’s pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the Statement of Operations, and interest at a rate equal to the higher of the (a) federal funds effective rate and (b) reserve adjusted one-month LIBOR, plus, in each case, the higher of (i) 1.50% and (ii) 50% of the CDX Index (as defined in the credit agreement) on amounts borrowed. Effective November 2009, the credit agreement was renewed with the following terms: 0.02% upfront fee on the aggregate commitment amount which was allocated to the Master Portfolio based on their net assets as of October 31, 2009, a commitment fee of 0.10% per annum on the Master Portfolio’s pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of the (a) one-month LIBOR plus 1.25% per annum and (b) the Fed Funds rate plus 1.25% per annum on amounts borrowed. The Master Portfolio did not borrow under the credit agreement during the six months ended March 31, 2010.

56	BLACKROCK BALANCED CAPITAL FUND, INC.	MARCH 31, 2010

Notes to Financial Statements (concluded)	Master Total Return Portfolio

On August 28, 2009, the Master Portfolio borrowed under the Term Asset-Backed Securities Loan Facility (“TALF”). The TALF program was launched by the U.S. Department of Treasury and the Federal Reserve Board as a credit facility designed to restore liquidity to the market for asset-backed securities. The Federal Reserve Bank of New York (“FRBNY”) will provide up to $1 trillion in non-recourse loans to support the issuance of certain AAA-rated asset-backed securities and commercial mortgage-backed securities (“Eligible Securities”). The Master Portfolio posted as collateral already-held Eligible Securities, which were all commercial mortgage-backed securities, in return for non-recourse, 5-year term loans (“TALF loans”) in an amount equal to approximately 85% of the value of such Eligible Securities. The TALF loans are shown as loan payable on the Statement of Assets and Liabilities. The following is a summary of the outstanding TALF loans and related information as of March 31, 2010:

Number of Loans	Aggregate Amount of Loans	Maturity Date	Interest Rate	Value of Eligible Securities

11	$173,389,804	8/28/14	3.87%	$173,733,106
3	$69,442,193	11/25/14	3.54%	$69,556,774

The non-recourse provision of the TALF loans allows the Master Portfolio to satisfy loan obligations with Eligible Securities, subject to certain conditions, even if the value of the Eligible Securities falls below the outstanding amount of the loan. The Master Portfolio can repay TALF loans prior to the maturity dates with no penalty. Principal and interest due on the loans will typically be paid with principal paydowns and interest received from the Eligible Securities. Credit agreements underlying each loan contain provisions to address instances in which interest payments on Eligible Securities fall short of amounts due to the FRBNY. The Master Portfolio paid to the FRBNY a one time administration fee of 0.20% of the amount borrowed, which was expensed as incurred in the current period by the Master Portfolio and is included in borrowing costs in the Statement of Operations. The Master Portfolio also pays a financing fee equal to the 5-year LIBOR swap rate plus 1.00% on the outstanding loan amount payable monthly, which is included in interest expense in the Statement of Operations.

Since the Master Portfolio has the ability to potentially satisfy TALF loan obligations by surrendering Eligible Securities, potential losses by the Master Portfolio associated with the TALF loans are limited to the difference between the amount of Eligible Securities posted at the time of loan initiation and the loan proceeds received by the Master Portfolio.

The Master Portfolio has elected to account for the outstanding TALF loans at fair value. The Master Portfolio elected to fair value its TALF loans to more closely align changes in the value of the TALF loans with changes in the value of the Eligible Securities and to reduce the potential volatility in the Statement of Operations which could result if only the Eligible Securities were fair valued. In fair valuing TALF loans, the Master Portfolio considers various factors such as observable market transactions, if available, changes in the value of Eligible Securities, expected cash flows of the Eligible Securities, interest rate movements, and the potential likelihood and timing of loan repayments. Change in unrealized gain or loss associated with fair valuing TALF loans are reflected in the Statement of Operations.

For the six months ended March 31, 2010, the Master Portfolio’s average amount of outstanding transactions considered as borrowings from reverse repurchase agreements, treasury rolls, and TALF loans was approximately $925,814,000 and the daily weighted average interest rate was 1.00%.

6. Market and Credit Risk:

In the normal course of business, the Master Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Master Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Master Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Master Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Master Portfolio has unsettled or open transactions may default. The Master Portfolio manages counterparty risk by entering into transactions only with counter-parties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to credit and counter-party risks, consist principally of investments and cash due from counterpar-ties. The extent of the Master Portfolio’s exposure to credit and counterparty risks with respect to these financial assets is generally approximated by their value recorded in the Master Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.

7. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BLACKROCK BALANCED CAPITAL FUND, INC.	MARCH 31, 2010	57

Officers and Directors of the Fund and Master Bond LLC

Robert M. Hernandez, Chairman of the Board, Director and Member of the Audit Committee
Fred G. Weiss, Vice Chairman of the Board, Director and Chairman of the Audit Committee
James H. Bodurtha, Director
Bruce R. Bond, Director
Donald W. Burton, Director
Richard S. Davis, Director
Stuart E. Eizenstat, Director
Laurence D. Fink, Director
Kenneth A. Froot, Director
Henry Gabbay, Director
John F. O’Brien, Director
Roberta Cooper Ramo, Director
David H. Walsh, Director
Richard R. West, Director and Member of the Audit Committee
Anne Ackerley, Fund President and Chief Executive Officer
Jeffrey Holland, Vice President
Brendan Kyne, Vice President
Brian Schmidt, Vice President
Neal Andrews, Chief Financial Officer
Jay Fife, Treasurer
Brian Kindelan, Chief Compliance Officer of the Funds
Howard Surloff, Secretary

Investment Advisor
BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisor
BlackRock Investment Management, LLC
Plainsboro, NJ 08536

Custodian
State Street Bank and Trust Company
Boston, MA 02111

Transfer Agent
PNC Global Investment Servicing (U.S.) Inc.
Wilmington, DE 19809

Accounting Agent
State Street Bank and Trust Company
Princeton, NJ 08540

Distributor
BlackRock Investments, LLC
New York, NY 10022

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019

Address of the Fund
100 Bellevue Parkway
Wilmington, DE 19809

58	BLACKROCK BALANCED CAPITAL FUND, INC.	MARCH 31, 2010

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1) Access the BlackRock website at http://www.blackrock.com/edelivery

2) Select “eDelivery” under the “More Information” section

3) Log into your account

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call (800) 441-7762.

Availability of Quarterly Portfolio Schedule

The Fund/Master LLCs file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s/Master LLCs’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s/Master LLCs’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund/Master LLCs use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free (800) 441-7762; (2) at www.blackrock.com; and (3) on the SEC website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund/Master LLCs voted proxies relating to securities held in the Fund’s/Master LLCs’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BLACKROCK BALANCED CAPITAL FUND, INC.	MARCH 31, 2010	59

Additional Information (continued)

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

60	BLACKROCK BALANCED CAPITAL FUND, INC.	MARCH 31, 2010

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

BLACKROCK BALANCED CAPITAL FUND, INC.	MARCH 31, 2010	61

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock All-Cap Energy & Resources Portfolio
BlackRock Asset Allocation Portfolio†
BlackRock Aurora Portfolio
BlackRock Balanced Capital Fund†
BlackRock Basic Value Fund
BlackRock Capital Appreciation Portfolio
BlackRock Energy & Resources Portfolio
BlackRock Equity Dividend Fund
BlackRock EuroFund
BlackRock Focus Growth Fund
BlackRock Focus Value Fund
BlackRock Fundamental Growth Fund
BlackRock Global Allocation Fund†
BlackRock Global Dynamic Equity Fund
BlackRock Global Emerging Markets Fund
BlackRock Global Financial Services Fund
BlackRock Global Growth Fund
BlackRock Global Opportunities Portfolio
BlackRock Global SmallCap Fund
BlackRock Health Sciences Opportunities Portfolio
BlackRock Healthcare Fund
BlackRock Index Equity Portfolio*
BlackRock International Fund
BlackRock International Index Fund
BlackRock International Opportunities Portfolio
BlackRock International Value Fund
BlackRock Large Cap Core Fund
BlackRock Large Cap Core Plus Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Latin America Fund
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Mid-Cap Value Equity Portfolio
BlackRock Mid Cap Value Opportunities Fund
BlackRock Natural Resources Trust
BlackRock Pacific Fund
BlackRock Science & Technology Opportunities Portfolio
BlackRock Small Cap Core Equity Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small Cap Growth Fund II
BlackRock Small Cap Index Fund
BlackRock Small/Mid-Cap Growth Portfolio
BlackRock S&P 500 Index Fund
BlackRock U.S. Opportunities Portfolio
BlackRock Utilities and Telecommunications Fund
BlackRock Value Opportunities Fund

Fixed Income Funds

BlackRock Bond Portfolio
BlackRock Emerging Market Debt Portfolio
BlackRock GNMA Portfolio
BlackRock Government Income Portfolio
BlackRock High Income Fund
BlackRock High Yield Bond Portfolio
BlackRock Income Portfolio†
BlackRock Income Builder Portfolio†
BlackRock Inflation Protected Bond Portfolio
BlackRock Intermediate Government Bond Portfolio
BlackRock International Bond Portfolio
BlackRock Long Duration Bond Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock Managed Income Portfolio
BlackRock Multi-Sector Bond Portfolio
BlackRock Short-Term Bond Fund
BlackRock Strategic Income Opportunities Portfolio
BlackRock Total Return Fund
BlackRock Total Return Portfolio II
BlackRock World Income Fund

Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio
BlackRock California Municipal Bond Fund
BlackRock High Yield Municipal Fund
BlackRock Intermediate Municipal Fund
BlackRock Kentucky Municipal Bond Portfolio
BlackRock Municipal Insured Fund
BlackRock National Municipal Fund
BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Bond Fund
BlackRock Ohio Municipal Bond Portfolio
BlackRock Pennsylvania Municipal Bond Fund
BlackRock Short-Term Municipal Fund

Target Risk & Target Date Funds

BlackRock Prepared Portfolios
Conservative Prepared Portfolio
Moderate Prepared Portfolio
Growth Prepared Portfolio
Aggressive Growth Prepared Portfolio
BlackRock Lifecycle Prepared Portfolios
Prepared Portfolio 2010
Prepared Portfolio 2015
Prepared Portfolio 2020
Prepared Portfolio 2025
Prepared Portfolio 2030
Prepared Portfolio 2035
Prepared Portfolio 2040
Prepared Portfolio 2045
Prepared Portfolio 2050

*	See the prospectus for information on specific limitations on investments in the fund.

†	Mixed asset fund.

BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.

62	BLACKROCK BALANCED CAPITAL FUND, INC.	MARCH 31, 2010

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

#10252-3/10

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –

Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

11(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

12(a)(1) –	Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) –	Certifications – Attached hereto

12(a)(3) –	Not Applicable

12(b) –	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Balanced Capital Fund, Inc., Master Large Cap Core Portfolio of Master Large Cap Series LLC and Master Total Return Portfolio of Master Bond LLC

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Balanced Capital Fund, Inc., Master Large Cap Core Portfolio of Master Large Cap Series LLC and Master Total Return Portfolio of Master Bond LLC

Date: May 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Balanced Capital Fund, Inc., Master Large Cap Core Portfolio of Master Large Cap Series LLC and Master Total Return Portfolio of Master Bond LLC

Date: May 27, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Balanced Capital Fund, Inc., Master Large Cap Core Portfolio of Master Large Cap Series LLC and Master Total Return Portfolio of Master Bond LLC

Date: May 27, 2010